UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22678

Salient MF Trust

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:

John A. Blaisdell Salient MF Trust 4265 San Felipe, Suite 800 Houston, TX 77027	George J. Zornada, Esq. K & L Gates LLP State Street Financial Center One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1 - Reports to Stockholders.

Salient

Salient MF Trust

Salient Adaptive Growth Fund
Salient Trend Fund
Salient MLP & Energy Infrastructure Fund
Salient Tactical Plus Fund

Shareholder Report

June 30, 2016
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management and other information.

Shareholder Update  |  June 30, 2016

A MESSAGE FROM:	John A. Blaisdell
Chief Executive Officer

Dear Shareholder:

I was recently reminded of one of Warren Buffet’s investment beliefs that “I never know what markets are going to do…what’s going to happen in a day or a week or a month or a year, I never felt that I knew it then and I never felt it was important.” Looking back over the first half of 2016, several events clearly caught the market by surprise, namely the repeatedly-delayed rate hike by the Federal Reserve and the U.K.’s vote to leave the EU. We can navigate potential market shocks—even without a crystal ball—with strategies designed to limit the largest risk to portfolios: downside equity performance.

As Salient’s CIO Lee Partridge points out in his shareholder letter, portfolios that can adapt to changing levels of market volatility and correlations allow many investors to efficiently capture potential returns in varying environments. We assembled Salient’s investment platform to reflect our view that smart, active management with a focus on quality assets and quality cash flows is paramount. Just like the “Oracle of Omaha,” this means we can focus less on accurately foreseeing what will happen in markets and ensure our portfolios are prepared for what could happen.

Turning to much more predictable parts of our business, in April, we unveiled a rebranded SalientPartners.com website. This marked an important milestone for our firm after last year’s acquisition of Forward Management, LLC. Not only does the site capture our new aesthetic, but we determined that organizing our strategies by each investment team more clearly highlights the strength and capabilities of our platform. We also upgraded and expanded our library of content to include white papers, blog posts, commentary, videos, and podcasts.

Also related to Salient’s acquisition of Forward, on May 1, name changes to many of our mutual funds became effective. We united around Salient as a brand name and aligned with industry naming conventions to ensure greater clarity of each fund’s stated investment strategies.

In closing, I want to thank you, our shareholders, for the opportunity to be your investment partner. We will strive to keep earning your trust as we continue to advance and evolve our capabilities.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient

Shareholder Update  |  June 30, 2016

A MESSAGE FROM:	Lee Partridge, CAIA, CFA
Chief Investment Officer

Dear Shareholder:

Many investors entered 2016 with a sense of fear and loathing as they braced for less policy accommodation from the Federal Reserve (Fed) and escalating fears over the troubled economies of China and Europe. The S&P 500 Index finished 2015 with a modest gain of 1.4%, which was driven entirely by dividends that helped offset a modest price decline. The rest of the developed world fared worse as indicated by the -2.5% loss posted by the MSCI World ex USA Index. Oil prices declined -30.5% over the course of the year and the 10-year U.S. Treasury declined to a 2.27% yield.

Markets continued to decline through the middle of February 2016 when investor sentiment shifted to a more positive tone. Since the beginning of the year, the S&P 500 Index has returned 3.8%, the MSCI World ex USA Index generated a -2.6% loss, oil prices rose 30.5% and the 10-year U.S. Treasury declined 80 basis points in yield to 1.47% as the trade-weighted dollar declined by -2.5%. Emerging market stocks, as represented by the MSCI Emerging Markets Index, rose 6.5% during the first half of the year.

We believe the Fed’s policy stance likely played a key role in the shift in investor sentiment from the beginning of the year to its midpoint as the Fed conformed to the global central banking mantra of “lower for longer” interest rates. Competitive currency devaluations have created a strong disincentive for any central bank considering a more restrictive monetary policy that would result in currency appreciation and declining exports. This collective policy accommodation from monetary authorities may partially offset the rising waves of nationalism and protectionist rhetoric evidenced by the United Kingdom’s June 23 vote to exit the European Union.

We find ourselves in uncharted waters with the highest levels of global debt in recorded history, negative interest rates across much of the developed world and a global fiat currency system characterized by competitive currency devaluation. As interest rates on government bonds plunged to all-time lows and price-to-earnings multiples for most markets have expanded to over 20 times their trailing twelve month earnings, many investors seem willing to forego a margin of safety from a valuation perspective as confidence in the central banking syndicate has increased. Rather than trying to predict the near-term outcome of these policies, we prefer to prepare for a wide range of scenarios with time-tested investment principles.

In this policy driven environment, we believe investors would be well-advised to focus on sustainable, distributable cash flows, real assets, portfolio risk, diversification and tactical positioning. Many of our equity and fixed income strategies focus on sustainable, distributable cash flows as the primary driver of shareholder value. Management teams often convey their confidence in the current profitability and growth prospects of their enterprises through their dividend and distribution policies. We encourage investors to focus on companies and sectors with improving prospects for dividend growth over time.

In a world of competitive currency valuations, we like owning fixed and tangible assets whose values may be determined by an inflation-sensitive revenue stream and fixed commodity prices. In either case, we believe that fixed assets and commodities represent important portfolio building blocks that offer a meaningful source of diversification away from fiat currencies. We also believe it is important to mind the level of risk embedded in portfolios and dynamically adjust to rising and falling levels of volatility and correlations with adjustments to the level and composition of portfolios.

Our studies indicate that the highest risk-adjusted returns are generated during periods of low volatility and low correlation. During those periods, investors are generally well-served to be fully invested. By contrast, periods of high volatility and high correlation generally result in less favorable risk-adjusted returns so reducing exposures is often the best approach. Finally, we believe that tactical strategies offer an important source of diversification for long-oriented portfolios. Tactical strategies are often designed to adjust to changing valuations, investor sentiment and policy outlooks. Many tactical strategies have the ability to manage both long and short market exposures in a manner that can complement long-only portfolios and serve as an important source of risk mitigation.

We are humbled by the trust you have placed in the Salient investment team and the tools we’ve created to help navigate these uncharted economic waters.

Sincerely,

Lee Partridge, CAIA, CFA

Chief Investment Officer

Salient

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

One cannot invest directly in an index.

10-year U.S. Treasury is a debt obligation issued by the U.S. Treasury that has a term of more than one year but not more than 10 years.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI World ex-USA Index is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance of developed markets, excluding the United States.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 8 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientpartners.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Adaptive Growth Fund(a)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class I	10.76%	4.68%	07/09/12
Class A (with sales load)	4.37%	3.42%	11/15/12
Class A (without sales load)	10.48%	5.05%	11/15/12
Class C (with CDSC)	8.69%	3.58%	10/01/12
Class C (without CDSC)	9.64%	3.58%	10/01/12

Salient Trend Fund(b)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class I	0.43%	8.19%	01/02/13
Class A (with sales load)	-5.30%	4.65%	03/28/13
Class A (without sales load)	0.22%	6.49%	03/28/13
Class C (with CDSC)	-1.54%	5.67%	03/28/13
Class C (without CDSC)	-0.60%	5.67%	03/28/13

Salient MLP & Energy Infrastructure Fund(c)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class I	-30.84%	-0.07%	09/19/12
Class A (with sales load)	-34.82%	-2.51%	12/21/12
Class A (without sales load)	-31.05%	-0.93%	12/21/12
Class C (with CDSC)	-32.21%	-2.56%	01/08/13
Class C (without CDSC)	-31.56%	-2.56%	01/08/13
Class R6 (d)	N/A	20.30%	01/04/16

Salient Tactical Plus Fund(e)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class I	-1.15%	4.05%	12/31/12
Class A (with sales load)	-6.67%	2.19%	12/31/12
Class A (without sales load)	-1.24%	3.85%	12/31/12
Class C (with CDSC)	-2.93%	3.07%	12/31/12
Class C (without CDSC)	-1.97%	3.07%	12/31/12
Class F	-0.79%	4.39%	12/31/12

(a)

Returns with sales charge reflect the deduction of current maximum front end sales charge of 5.50% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. To obtain performance information current to the most recent month-end, please visit www.salientpartners.com. The total annual gross and net operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2016, are as follows: Class A shares are 1.67% and 1.58%, respectively, Class C shares are 2.42% and 2.33%, respectively, and Class I shares are 1.42% and 1.33%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until July 31, 2017. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(b)

Returns with sales charge reflect the deduction of current maximum front end sales charge of 5.50% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. To obtain performance information current to the most recent month-end, please visit www.salientpartners.com. The total annual gross and net operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2016, are as follows: Class A shares are 2.09% and 1.80%, respectively, Class C shares are 2.84% and 2.55%, respectively, and Class I shares are 1.84% and 1.55%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until July 31, 2017. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(c)

Returns with sales charge reflect the deduction of current maximum front end sales charge of 5.50% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. To obtain performance information current to the most recent month-end, please visit www.salientpartners.com. The total annual operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2016, are as follows: Class A shares are 1.45%, Class C shares are 2.20% and Class I shares are 1.20%. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until July 31, 2017. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(d)	Performance shown prior to inception date of R6 shares is that of Class I shares.

(e)

Returns with sales charge reflect the deduction of current maximum front end sales charge of 5.50% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. To obtain performance information current to the most recent month-end, please visit www.salientpartners.com. The total annual gross and net operating expense ratios for the Fund based on the current Fund prospectus dated May 1, 2016, are as follows: Class A shares are 4.21% and 2.22% respectively, Class C shares are 97.26% and 2.97% respectively, Class I shares are 7.20% and 1.97% respectively and Class F shares are 2.85% and 1.66% respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for Class I shares and 1.49% for Class F shares excluding certain expenses. This waiver of fees and/or reimbursement of expenses for Class A, Class C and Class I shares expire on July 31, 2017, and on December 15, 2017 for Class F shares, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. Returns do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Class A/C/I shares of the Fund commenced operations on December 15, 2014. The returns prior to that date are those of the predecessor fund’s Institutional Class shares, which commenced operations on December 31, 2012. Performance for the period from 12/31/2012 to 12/12/2014 reflects the gross performance of the Institutional Class shares of the predecessor fund adjusted to apply the fees and anticipated expenses of Class A/C/I shares of the Fund. All share classes of the Fund are invested in the same portfolio of securities and returns only differ to the extent that fees and expenses of the classes are different.

Investment Glossary

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient Adaptive Growth Fund

The advisor relies heavily on quantitative models (both proprietary models and those supplied by third-party vendors) and information and data supplied by third-party vendors. Any decisions made in reliance on incorrect or incomplete models and data expose the Fund to potential risks. The advisor’s momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining, which may result in more volatility than investments in a broader cross section of securities.

Investing in derivative instruments (such as options, futures, forwards or swaps) and commodity-linked investments can be riskier than traditional investments, and may be more volatile than investments in traditional securities. The value of commodity-linked investments may be affected by financial factors, political developments and natural disasters.

The primary risks of futures contracts are the possible lack of a liquid secondary market, losses caused by unanticipated market movements, the advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, and counterparty default.

In addition, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet margin requirements. Trying to enhance investment returns by borrowing money or using other leverage tools magnifies both gains and losses, resulting in greater volatility. Investments in foreign securities involve special risks not present in U.S. investments, such as currency fluctuations, lack of regulatory oversight and political developments. Investments in emerging markets are riskier than investments in more developed markets and are subject to risks related to currency, liquidity and volatility. These investments may be considered speculative. Investments in fixed-income securities generally are subject to an issuer’s credit risk and risks resulting from changes in the general level of interest rates.

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s shareholders.

This document does not constitute an offering of any security, product, service or fund, including the Fund, for which an offer can be made only by the Fund’s prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund prospectus for a complete discussion.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Salient Trend Fund

The advisor relies heavily on quantitative models (both proprietary models and those supplied by third-party vendors) and information and data supplied by third party vendors. Any decisions made in reliance on incorrect or incomplete models and data expose the Fund to potential risks.

The advisor utilizes proprietary systematic strategies to gain exposure to momentum by establishing a mixture of long and short positions in various markets, typically utilizing futures contracts. The advisor’s momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining, which may result in more volatility than investments in a broader cross section of securities. Investing in derivative instruments (such as options, futures, forwards or swaps) and commodity-linked investments can be riskier than traditional investments and may be more volatile than investments in traditional securities. The value of commodity-linked investments may be affected by financial factors, political developments and natural disasters. The primary risks of futures contracts are the possible lack of a liquid secondary market, losses caused by unanticipated market movements, the advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, and counterparty default. In addition, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet margin requirements.

Trying to enhance investment returns by borrowing money or using other leverage tools magnifies both gains and losses, resulting in greater volatility. Investments in foreign securities involve special risks not present in U.S. investments, such as currency fluctuations, lack of regulatory oversight and political developments. Investments in emerging markets are riskier than investment in more developed markets and are subject to risks related to currency, liquidity and volatility. These investments may be considered speculative. Investments in fixed-income securities generally are subject to an issuer’s credit risk and risks resulting from changes in the general level of interest rates. Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s shareholders.

Diversification does not assure profit or protect against risk.

Salient MLP & Energy Infrastructure Fund

The Fund’s investments are concentrated in the energy infrastructure industry with an emphasis on securities issued by MLPs, which may increase price fluctuation. The value of commodity-linked investments such as the MLPs and energy infrastructure companies (including midstream MLPs and energy infrastructure companies) in which the Fund invests are subject to risks specific to the industry they serve, such as fluctuations in commodity prices, reduced volumes of available natural gas or other energy commodities, slowdowns in new construction and acquisitions, a sustained reduced demand for crude oil, natural gas and refined petroleum products, depletion of the natural gas reserves or other commodities, changes in the macroeconomic or regulatory environment, environmental hazards, rising interest rates and threats of attack by terrorists on energy assets, each of which could affect the Fund’s profitability.

MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership. If an MLP were to be obligated to pay federal income tax on its income at the corporate tax rate, the amount of cash available for distribution would be reduced and such distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends received (as dividend income, return of capital or capital gain).

In addition, investing in MLPs involves additional risks as compared to the risks of investing in common stock, including risks related to cash flow, dilution and voting rights. Such companies may trade less frequently than larger companies due to their smaller capitalizations, which may result in erratic price movement or difficulty in buying or selling.

Additional management fees and other expenses are associated with investing in MLP funds. The tax benefits received by an investor investing in the Fund differs from that of a direct investment in an MLP by an investor.

Salient Tactical Plus Fund

The Fund has a limited operating history, including a limited historical performance record.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Equity securities may be subject to general movements in the stock market. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization, which involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information.

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps and swaptions. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives also provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position.

The Fund invests in exchange-traded funds (ETFs) and in options on ETFs, exposing it to the risks associated with the investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses paid by each ETF in which the Fund invests. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. ETF shares trade at market prices rather than net asset value (“NAV”) and shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

The Fund invests in fixed-income securities, which are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

The Fund may make foreign investments, which often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Expense Examples

Table of Shareholder Expenses—as of June 30, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During Period(1) 01/01/16 – 06/30/16	Annualized Expense Ratio During Period 01/01/16 – 06/30/16
Salient Adaptive Growth Fund	Class A	$1,000.00	$1,213.90	$8.92	1.62%
	Class C	1,000.00	1,209.10	13.02	2.37%
	Class I	1,000.00	1,214.30	7.54	1.37%
Salient Trend Fund	Class A	1,000.00	944.00	8.02	1.66%
	Class C	1,000.00	940.30	11.63	2.41%
	Class I	1,000.00	945.80	6.82	1.41%
Salient MLP & Energy Infrastructure Fund	Class A	1,000.00	1,209.50	8.19	1.49%
	Class C	1,000.00	1,204.40	12.28	2.24%
	Class I	1,000.00	1,211.30	7.09	1.29%
	Class R6	1,000.00	1,203.00	6.79	1.24%
Salient Tactical Plus Fund	Class A	1,000.00	955.80	9.97	2.05%
	Class C	1,000.00	951.80	13.59	2.80%
	Class I	1,000.00	955.80	8.75	1.80%
	Class F	1,000.00	956.90	7.25	1.49%

(1)

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Table of Shareholder Expenses—as of June 30, 2016 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During Period(1) 01/01/16 – 06/30/16	Annualized Expense Ratio During Period 01/01/16 – 06/30/16
Salient Adaptive Growth Fund	Class A	$1,000.00	$1,016.81	$8.12	1.62%
	Class C	1,000.00	1,013.08	11.86	2.37%
	Class I	1,000.00	1,018.05	6.87	1.37%
Salient Trend Fund	Class A	1,000.00	1,016.61	8.32	1.66%
	Class C	1,000.00	1,012.88	12.06	2.41%
	Class I	1,000.00	1,017.85	7.07	1.41%
Salient MLP & Energy Infrastructure Fund	Class A	1,000.00	1,017.45	7.47	1.49%
	Class C	1,000.00	1,013.72	11.22	2.24%
	Class I	1,000.00	1,018.45	6.47	1.29%
	Class R6	1,000.00	1,018.70	6.22	1.24%
Salient Tactical Plus Fund	Class A	1,000.00	1,014.67	10.27	2.05%
	Class C	1,000.00	1,010.94	14.00	2.80%
	Class I	1,000.00	1,015.91	9.02	1.80%
	Class F	1,000.00	1,017.45	7.47	1.49%

(1)

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

SALIENT ADAPTIVE GROWTH FUND

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Fair Value
Purchased Swaptions (Cost $9,986,517)	$9,551,112

Total Investments—15.5% (Cost $9,986,517)	9,551,112
Other Assets and Liabilities—84.5%	52,272,090

Total Net Assets—100.0%	$61,823,202

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Australia Treasury Bond	September 2016	162	$16,455,582	$108,138
10 Year Canada Bond	September 2016	95	10,885,715	264,129
10 Year Japan Government Bond	September 2016	8	11,846,802	57,275
10 Year Korean Bond	September 2016	65	7,492,338	96,977
10 Year U.S. Treasury Note	September 2016	250	33,246,094	898,241
Aluminum*	July 2016	9	370,294	6,574
Aluminum*	August 2016	3	123,600	7,262
Brent Crude*	September 2016	8	397,680	(17,065)
Cocoa*	September 2016	13	385,190	(15,522)
Copper*	September 2016	15	823,312	49,500
Corn*	September 2016	135	2,467,125	(372,174)
Cotton No.2*	December 2016	7	224,595	(3,289)
E-Mini S&P 500	September 2016	99	10,346,490	124,679
E-Mini S&P Midcap 400	September 2016	11	1,642,300	19,097
Euro-BTP	September 2016	70	11,078,306	134,961
Euro-Bund	September 2016	66	12,240,458	221,496
Euro-OAT	September 2016	93	16,594,620	355,402
FTSE/JSE Top 40 Index	September 2016	28	883,004	(3,805)
Gasoline RBOB*	July 2016	7	441,382	(31,963)
Gold 100 Oz*	August 2016	40	5,282,400	185,540
KOSPI 200 Index	September 2016	34	3,604,853	(13,753)
Lead*	August 2016	6	268,163	12,162
Lead*	July 2016	2	89,288	1,854
Lean Hogs*	August 2016	17	566,270	(5,126)
Long Gilt	September 2016	108	18,473,667	765,601
Low Sulphur Gas Oil*	August 2016	3	133,875	1,944
MSCI Taiwan Stock Index	July 2016	22	698,500	25,501
Natural Gas*	August 2016	37	1,081,880	158,627
Nickel*	August 2016	2	113,112	5,307
Nickel*	July 2016	1	56,460	(274)
NY Harbour ULSD*	August 2016	2	125,051	(1,677)

See accompanying notes to financial statements.

SALIENT ADAPTIVE GROWTH FUND

Consolidated Schedule of Investments, continued

June 30, 2016 (Unaudited)

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	September 2016	4	$458,960	$1,411
S&P/Toronto Stock Exchange 60 Index	September 2016	1	126,057	1,209
SGX Nifty 50 Index	July 2016	45	750,195	12,431
Silver*	September 2016	26	2,420,990	198,238
Soybean Meal*	December 2016	48	1,924,800	95,335
Soybean*	November 2016	76	4,382,350	233,032
Sugar #11*	September 2016	71	1,616,642	168,115
WTI Crude Oil*	July 2016	8	386,640	(8,500)
Zinc*	July 2016	12	630,600	67,605
Zinc*	August 2016	12	631,350	32,511

			$181,766,990	$3,837,006

Futures Contracts Sold:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Aluminum*	August 2016	2	$82,400	$(846)
Aluminum*	July 2016	9	370,294	(23,195)
ASX SPI 200 Index	September 2016	7	675,546	944
CAC 40 10 Euro	July 2016	7	328,908	834
Coffee ‘C’*	September 2016	5	273,094	(8,115)
German Stock Index	September 2016	2	536,481	(2,167)
Hang Seng China Enterprises Index	July 2016	2	112,463	(5,613)
IBEX 35 Index	July 2016	2	180,385	(1,312)
Lead*	July 2016	2	89,288	(5,546)
Lead*	August 2016	4	178,775	(7,430)
Live Cattle*	August 2016	2	91,860	(2,086)
Nickel*	July 2016	1	56,460	(6,268)
OMXS 30 Index	July 2016	81	1,262,289	(19,675)
SGX MSCI Singapore Index	July 2016	21	494,640	(29,218)
Soybean Oil*	December 2016	12	230,904	4,717
Tokyo Price Index	September 2016	2	241,224	1,827
Wheat*	September 2016	45	1,002,375	88,575
Zinc*	August 2016	8	420,900	(20,160)
Zinc*	July 2016	12	630,600	(36,120)

			$7,258,886	$(70,854)

*	All or a portion of these investments are held by Salient Adaptive Growth Offshore Fund, Ltd. (the “Adaptive Growth Subsidiary”).

See accompanying notes to financial statements.

SALIENT ADAPTIVE GROWTH FUND

Consolidated Schedule of Investments, continued

June 30, 2016 (Unaudited)

Total Return Swap Agreements—Long Positions:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Sao Paulo Stock Exchange Index (Bovespa)	Goldman Sachs	8/17/16	$651,247	$20,647

			$651,247	$20,647

Over-The-Counter Purchased Swaptions:

Description	Counterparty	Put/Call	Exercise Price	Expiration Date	Notional Value (Local currency)	Premium	Value	Unrealized Appreciation (Depreciation)
The Markit CDX North America High Yield Index	Goldman Sachs International	Call	$80	7/20/16	$10,000,000	$2,201,000	$2,275,824	$74,824
The Markit CDX North America Investment Grade Index	Goldman Sachs International	Call	$250	7/20/16	$33,000,000	2,471,700	2,509,219	37,519
The Markit iTraxx Europe Crossover Index	Goldman Sachs International	Call	€100	7/20/16	€30,000,000	2,555,418	2,251,314	(304,104)
The Markit iTraxx Europe Index	Goldman Sachs International	Call	€250	7/20/16	€9,000,000	2,758,399	2,514,755	(243,644)

						$9,986,517	$9,551,112	$(435,405)

Forward Foreign Currency Exchange Contracts:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Euro	Goldman Sachs	7/20/16	4,700,000	$5,360,820	$5,218,793	$142,027

				$5,360,820	$5,218,793	$142,027

Allocation of Portfolio Holdings:

Risk Exposure	Notional Value	Percent of Total Derivative Exposure
Commodity Risk	$28,369,997	10.1%
Credit Risk	86,321,980	30.7%
Equity Risk	50,666,469	18.0%
Foreign Exchange Rate Risk	5,360,820	1.9%
Interest Rate Risk	110,640,657	39.3%

Total	$281,359,923	100.0%

See accompanying notes to financial statements.

SALIENT TREND FUND

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Other Assets and Liabilities—100.0%	$73,488,331

Net Assets—100.0%	$73,488,331

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Korea Government Bond	September 2016	214	$24,667,084	$321,099
10 Year Australia Treasury Bond	September 2016	129	13,103,519	84,515
10 Year Canada Bond	September 2016	81	9,281,505	142,627
10 Year Japan Government Bond	September 2016	29	42,944,657	207,621
10 Year U.S. Treasury Note	September 2016	80	10,638,750	229,551
Aluminum*	July 2016	60	2,468,625	110,223
Aluminum*	August 2016	8	329,600	4,884
ASX SPI 200 Index	September 2016	4	386,026	3,869
Corn*	September 2016	191	3,490,525	(628,716)
Cotton No.2*	December 2016	35	1,122,975	(13,104)
E-Mini NASDAQ 100	September 2016	30	2,644,200	26,064
E-Mini S&P 500	September 2016	72	7,524,720	102,060
E-Mini S&P Midcap 400	September 2016	25	3,732,500	71,340
Euro-BTP	September 2016	72	11,394,829	142,310
Euro-Bund	September 2016	81	15,022,381	207,751
Euro-OAT	September 2016	172	30,691,125	583,531
FTSE/JSE Top 40 Index	September 2016	24	756,860	(1,745)
Gold 100 Oz*	August 2016	54	7,131,240	262,625
Lead*	July 2016	108	4,821,525	207,051
Lead*	August 2016	21	938,569	29,879
Lean Hogs*	August 2016	189	6,295,590	(300,222)
Long Gilt	September 2016	22	3,763,154	100,743
Nickel*	July 2016	47	2,653,620	176,138
Nickel*	August 2016	10	565,560	18,797
Silver*	September 2016	62	5,773,130	304,375
Soybean Meal*	December 2016	178	7,137,800	352,413
Soybean*	November 2016	172	9,917,950	638,180
Sugar #11*	October 2016	344	7,832,742	772,405
Tokyo Price index	September 2016	1	120,612	3,915
Zinc*	July 2016	24	1,261,200	36,384
Zinc*	August 2016	18	947,025	22,954

			$239,359,598	$4,219,517

See accompanying notes to financial statements.

SALIENT TREND FUND

Consolidated Schedule of Investments, continued

June 30, 2016 (Unaudited)

Futures Contracts Sold:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Aluminum*	July 2016	60	$2,468,624	$(128,495)
Aluminum*	August 2016	64	2,636,800	(110,131)
Amsterdam Exchanges Index	July 2016	2	193,230	(6,552)
Brent Crude*	September 2016	13	646,230	16,956
CAC 40 10 Euro	July 2016	29	1,362,618	1,438
Cocoa*	September 2016	97	2,874,110	113,309
Coffee ‘C’*	September 2016	56	3,058,650	(114,663)
Copper*	September 2016	65	3,567,687	(237,443)
FTSE 100 Index	September 2016	4	341,998	(18,695)
FTSE/MIB Index	September 2016	12	1,078,078	7,680
Gasoline RBOB*	August 2016	15	945,819	37,267
German Stock Index	September 2016	3	804,722	14,075
Hang Seng China Enterprises Index, Class H	July 2016	63	3,542,588	(167,198)
Hang Seng China Enterprises Index	July 2016	2	270,002	(3,286)
IBEX 35 Index	July 2016	20	1,803,855	(2,093)
KOSPI 200 Index	September 2016	10	1,060,251	(13,519)
Lead*	July 2016	108	4,821,525	(112,246)
Lead*	August 2016	136	6,078,350	(252,391)
Live Cattle*	August 2016	178	8,175,540	218,070
Low Sulphur Gas Oil*	August 2016	29	1,294,125	8,897
MSCI Taiwan Stock Index	July 2016	35	1,111,250	(39,890)
Natural Gas*	August 2016	87	2,543,880	(295,860)
Nickel*	August 2016	39	2,205,684	(139,413)
Nickel*	July 2016	47	2,653,620	(220,444)
NY Harbour ULSD*	August 2016	2	125,051	(1,072)
NYMEX WTI Crude*	July 2016	11	531,630	10,202
OMSX 30 Index	July 2016	139	2,166,151	(40,818)
Russell 2000 Mini Index	September 2016	7	803,180	(11,575)
S&P/Toronto Stock Exchange 60 Index	September 2016	5	630,288	(11,001)
SGX FTSE China A50 Index	July 2016	146	1,348,310	(28,753)
SGX MSCI Singapore Index	July 2016	99	2,331,876	(130,229)
SGX Nifty 50 Index	July 2016	62	1,033,602	(17,345)
Soybean Oil*	December 2016	309	5,945,778	126,244
Tokyo Price Index	September 2016	21	2,532,852	194,882
Wheat*	September 2016	332	7,395,300	1,139,763
Zinc*	July 2016	24	1,261,200	(126,365)
Zinc*	August 2016	40	2,104,500	(63,309)

			$83,748,954	$(404,003)

*	All or a portion of these investments are held by Salient Trend Offshore Fund Ltd. (the “Trend Subsidiary”).

See accompanying notes to financial statements.

SALIENT TREND FUND

Consolidated Schedule of Investments, continued

June 30, 2016 (Unaudited)

Total Return Swap Agreements—Short Positions:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Sao Paulo Stock Exchange Index (Bovespa)	Goldman Sachs	8/17/16	$1,595,555	$(59,676)

			$1,595,555	$(59,676)

Allocation of Portfolio Holdings:

Risk Exposure	Notional Value	Percent of Total Derivative Exposure
Commodity Risk	$124,021,780	38.2%
Equity Risk	81,261,278	25.0%
Interest Rate Risk	119,421,049	36.8%

Total	$324,704,107	100.0%

See accompanying notes to financial statements.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares/Units	Fair Value
Master Limited Partnerships and Related Companies—98.8%
Gathering & Processing—14.1%
United States—14.1%
Antero Midstream Partners LP(1)	749,013	$20,874,992
EnLink Midstream LLC(2)	3,471,951	55,238,740
Rice Midstream Partners LP(1)	666,409	13,614,736
Summit Midstream Partners LP(1)	192,509	4,398,831
Targa Resources Corp.	1,364,383	57,495,100
Western Gas Equity Partners LP(1)	493,807	18,888,118

		170,510,517

Liquids Transportation & Storage—28.3%
Republic of the Marshall Islands—3.6%
VTTI Energy Partners LP(1)(3)	2,124,392	43,125,158

United States—24.7%
Arc Logistics Partners LP(1)(4)	240,006	3,120,078
Enbridge Energy Management LLC(1)(5)	3,633,220	83,600,392
Genesis Energy LP(1)	518,799	19,906,318
MPLX LP(1)	457,029	15,369,885
NGL Energy Partners LP(1)(2)	623,548	12,046,947
PBF Logistics LP(1)	102,039	2,348,938
Phillips 66 Partners LP	41,233	2,303,688
Plains GP Holdings LP, Class A(1)	7,530,601	78,544,168
SemGroup Corp., Class A	1,862,943	60,657,424
Shell Midstream Partners LP(1)	642,252	21,701,695

		299,599,533

Marine Midstream—4.4%
Republic of the Marshall Islands—4.4%
Capital Product Partners LP	3,034,816	9,043,752
Golar LNG Partners LP(2)	1,653,538	30,309,351
Teekay Offshore Partners LP(1)	884,417	5,262,281
Teekay Offshore Partners LP(1)(6)	1,931,200	8,960,768

		53,576,152

Natural Gas Pipelines & Storage—40.6%
United States—40.6%
Dominion Midstream Partners LP(1)	444,236	12,496,359
Energy Transfer Equity LP(1)	1,616,647	23,231,217
Energy Transfer Partners LP(1)	309,986	11,801,167
Enterprise Products Partners LP(1)	1,026,327	30,030,328
EQT GP Holdings LP(1)	300,626	7,662,957
EQT Midstream Partners LP(1)	183,205	14,711,361
Kinder Morgan, Inc.	932,164	17,450,110
ONEOK, Inc.(2)	2,006,505	95,208,662

See accompanying notes to financial statements.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND

Schedule of Investments, continued

June 30, 2016 (Unaudited)

	Shares/Units	Fair Value
Spectra Energy Corp.	2,183,094	$79,966,733
Tallgrass Energy GP LP(1)	3,165,533	71,446,080
Tallgrass Energy Partners LP(1)	523,825	24,106,427
The Williams Companies, Inc.	4,812,160	104,087,021

		492,198,422

Other Energy & Infrastructure—8.1%
United States—8.1%
Macquarie Infrastructure Corp.	717,671	53,143,538
NRG Yield, Inc., Class A	1,451,501	22,091,845
NRG Yield, Inc., Class C	1,441,702	22,476,134

		97,711,517

Refined Products—3.4%
United States—3.4%
Buckeye Partners LP(1)	152,515	10,726,380
Magellan Midstream Partners LP(1)	179,130	13,613,880
Sunoco Logistics Partners LP(1)	570,434	16,399,978

		40,740,238

Total Master Limited Partnerships and Related Companies (Cost $1,373,462,635)		1,197,461,537

Total Investments—98.8% (Cost $1,373,462,635)		1,197,461,537
Other Assets and Liabilities—1.2%		14,041,964

Total Net Assets—100.0%		$1,211,503,501

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(1)	Non-income producing security.
(2)

All or a portion of these securities are held as collateral for the written call options. As of June 30, 2016 the total fair value of securities held as collateral for the written call options is $32,837,663.

(3)	Affiliated company. See note 10 for more information.
(4)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(5)	Distributions are paid-in-kind.
(6)

Restricted security is exempt from registration under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. See footnote 2(g) in the notes to financial statements for further information.

See accompanying notes to financial statements.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND

Schedule of Investments, continued

June 30, 2016 (Unaudited)

Written Options:

Description	Put/Call	Exercise Price	Expiration Date	Number of Contracts	Premium	Fair Value	Unrealized Appreciation (Depreciation)
EnLink Midstream LLC	Call	$17.50	09/16/2016	5,207	$279,659	$(312,420)	$32,761
Golar LNG Partners LP	Call	20.00	07/15/2016	3,000	20,128	(37,500)	17,372
NGL Energy Partners LP	Call	20.00	07/15/2016	623	42,805	(23,363)	(19,442)
ONEOK, Inc.	Call	47.50	07/15/2016	3,762	388,265	(432,630)	44,365

					$730,857	$(805,913)	$75,056

Allocation of Portfolio Holdings:

Salient MLP & Energy Infrastructure Fund invested in the following industries as of June 30, 2016:

	Value	% of Total Investments
Gathering & Processing	$170,510,517	14.3%
Liquids Transportation & Storage	342,724,691	28.6%
Marine Midstream	53,576,152	4.5%
Natural Gas Pipelines & Storage	492,198,422	41.0%
Other Energy & Infrastructure	97,711,517	8.2%
Refined Products	40,740,238	3.4%

	$1,197,461,537	100.0%

Salient MLP & Energy Infrastructure Fund invested in securities with exposure to the following countries as of June 30, 2016:

	Value	% of Total Investments
United States	$1,100,760,227	91.9%
Republic of the Marshall Islands	96,701,310	8.1%

	$1,197,461,537	100.0%

See accompanying notes to financial statements.

SALIENT TACTICAL PLUS FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount/Shares	Fair Value
Money Market Fund—88.0%
United States—88.0%
Fidelity Institutional Prime Money Market Fund, 0.24%(1)	19,980,625	$19,980,625

Total Money Market Fund (Cost $19,980,625)		19,980,625

U.S. Treasury Obligation—4.4%
United States—4.4%
U.S. Treasury Bill, 0.30%, 09/01/16(2)(3)	$1,000,000	999,594

Total U.S. Treasury Obligation (Cost $999,471)		999,594

Total Investments—92.4% (Cost $20,980,096)		20,980,219
Other Assets and Liabilities—7.6%		1,729,337

Total Net Assets—100.0%		$22,709,556

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(1)	The rate shown is the 7-day effective yield as of June 30, 2016.
(2)	Security is being held as collateral for futures contracts.
(3)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P® 500	September 2016	271	$28,322,210	$556,437
FTSE 100 Index	September 2016	34	2,906,987	(39,186)

			$31,229,197	$517,251

Futures Contracts Sold:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
British Pound Currency	September 2016	34	$2,815,200	$2,826

			$2,815,200	$2,826

See accompanying notes to financial statements.

SALIENT TACTICAL PLUS FUND

Schedule of Investments, continued

June 30, 2016 (Unaudited)

Allocation of Portfolio Holdings:

Risk Exposure	Notional Value	Percent of Total Derivative Exposure
Equity Risk	$31,229,197	91.7%
Interest Rate Risk	2,815,200	8.3%

Total	$34,044,397	100.0%

Salient Tactical Plus Fund invested in the following industries as of June 30, 2016:

	Value	% of Total Investments
Money Market Fund	19,980,625	95.2%
U.S. Treasury Obligation	999,594	4.8%

Total	$20,980,219	100.0%

Salient Tactical Plus Fund invested in securities with exposure to the following countries as of June 30, 2016:

	Value	% of Total Investments
United States	$20,980,219	100.0%

Total	$20,980,219	100.0%

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Adaptive Growth Fund	Trend Fund	MLP & Energy Infrastructure	Tactical
	(Consolidated)	(Consolidated)	Fund	Plus Fund
Assets:
Investments at cost	$9,986,517	$—	$1,325,255,512	$20,980,096

Investments at fair value	9,551,112	—	1,154,336,379	20,980,219
Investments in affiliates at cost	—	—	48,207,123	—

Investments in affiliates at fair value	—	—	43,125,158	—
Cash and cash equivalents	46,412,136	63,842,151	21,454,631	91,246
Deposit with brokers for futures contracts	5,577,150	9,171,326	—	1,350,673
Segregated cash for collateral	—	450,000	—	—
Unrealized appreciation on forward foreign currency exchange contracts	142,027	—	—	—
Unrealized gain on swap agreements	20,647	—	—	—
Dividends and interest receivable	81	117	40	—
Receivable for capital shares issued	25,038	90,015	638,213	—
Variation margin on futures contracts	348,458	213,054	—	317,070
Receivable from Advisor	—	—	—	93,057
Prepaids and other assets	27,292	25,423	119,130	16,467

Total assets	62,103,941	73,792,086	1,219,673,551	22,848,732

Liabilities:
Written options, at value(a)	—	—	805,913	—
Payable for investments purchased	—	—	4,480,833	—
Payable for capital shares redeemed	160,000	120,130	—	51,181
Unrealized loss on swap agreements	—	59,676	—	—
Payable to Advisor	30,222	44,867	912,501	—
Distribution and services fees payable	2,375	3,352	116,247	1,533
Trustee fees payable	12,808	12,728	7,227	13,056
Deferred tax liability	—	—	1,487,000	—
Payable for compliance fees	2,206	—	1,079	1,525
Accounts payable and accrued expenses	73,128	63,002	359,250	71,881

Total liabilities	280,739	303,755	8,170,050	139,176

Net Assets	$61,823,202	$73,488,331	$1,211,503,501	$22,709,556

Composition of Net Assets:
Paid-in capital	$82,721,305	$84,324,195	$1,834,998,365	$24,001,688
Accumulated net investment income (loss)	(760,370)	(4,277,374)	(61,587,822)	(462,056)
Accumulated net realized gains (losses)	(23,550,407)	(10,416,486)	(384,343,888)	(1,350,276)
Net unrealized appreciation (depreciation)	3,412,674	3,857,996	(177,563,154)	520,200

Net Assets	$61,823,202	$73,488,331	$1,211,503,501	$22,709,556

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Assets and Liabilities, continued

June 30, 2016 (Unaudited)

	Adaptive Growth Fund (Consolidated)	Trend Fund (Consolidated)	MLP & Energy Infrastructure Fund	Tactical Plus Fund
Net Assets:
Class A Shares	$4,057,662	$4,441,432	$144,605,383	$5,449,556
Class C Shares	1,970,131	708,235	91,341,798	117,355
Class I Shares	55,795,409	68,338,664	973,743,744	693,885
Class F Shares	—	—	—	16,448,760
Class R6 Shares	—	—	1,812,576	—

	$61,823,202	$73,488,331	$1,211,503,501	$22,709,556

Shares Outstanding:
Class A Shares	473,382	417,563	17,652,366	504,364
Class C Shares	238,126	68,051	11,221,527	11,007
Class I Shares	6,436,104	6,408,210	119,101,825	64,136
Class F Shares	—	—	—	1,512,081
Class R6 Shares	—	—	221,656	—
Net Asset Value, Offering Price and Redemption Price:
Class A Shares	$8.57	$10.64	$8.19	$10.80
Class C Shares	$8.27	$10.41	$8.14	$10.66
Class I Shares	$8.67	$10.66	$8.18	$10.82
Class F Shares	$—	$—	$—	$10.88
Class R6 Shares	$—	$—	$8.18	$—
Maximum Sales Charge—Class A Shares	5.50%	5.50%	5.50%	5.50%

Maximum Offering Price per share—Class A Shares (Net Asset Value/(100%—maximum sales charge))	$9.07	$11.26	$8.67	$11.43

(a)	Premiums received on written options for MLP & Energy Infrastructure Fund are $730,857.

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)

	Adaptive Growth Fund (Consolidated)	Trend Fund (Consolidated)	MLP & Energy Infrastructure Fund
Investment Income:
Distributions from master limited partnerships	$—	$—	$7,474,331
Less return of capital on distributions	—	—	(7,474,331)

Net distributions from master limited partnerships	—	—	—
Dividends from master limited partnership related companies	—	—	26,341,183
Dividends from affiliated master limited partnership related companies	—	—	1,311,461
Less return of capital on dividends	—	—	(8,754,611)

Net dividends from master limited partnership related companies	—	—	18,898,033
Interest income	1,516	—	8,628

Total Investment Income	1,516	—	18,906,661

Operating Expenses:
Investment management fees	270,862	331,874	4,439,927
Administration fees	32,821	50,694	302,446
Distribution and service fees, Class A	5,169	6,538	164,524
Distribution and service fees, Class C	9,833	3,881	373,388
Administrative services fees, Class A	18	2,294	133,570
Administrative services fees, Class C	421	223	7,995
Administrative services fees, Class I	19,095	24,592	279,083
Registration and filing fees	25,621	27,371	102,636
Audit and tax preparation fees	25,778	25,508	16,205
Custodian fees	9,536	9,094	13,855
Legal fees	10,508	9,712	205,004
Transfer agent fees	24,106	21,578	78,366
Compliance fees	17,015	12,661	128,274
Trustees fees	44,853	44,837	45,091
Reflow fees	—	—	2,331
Other expenses	15,300	9,514	228,324

Total Expenses Before Fee Reductions	510,936	580,371	6,521,019

Less expenses contractually waived/reimbursed by the Advisor	(104,219)	(78,417)	—

Net Expenses	406,717	501,954	6,521,019

Net Investment Income (Loss)	(405,201)	(501,954)	12,385,642

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency translations	1,261,651	126,799	(132,276,992)
Net realized gain (loss) on affiliated investments	—	—	(746,105)
Net realized gain (loss) on forward foreign currency exchange contracts	(44,220)	—	—
Net realized gain (loss) on written option contracts	—	—	3,307,873
Net realized gain (loss) on futures contracts	6,949,277	(7,605,593)	—
Net realized gain (loss) on swap agreements	214,764	(109,307)	—

Net realized gain (loss)	8,381,472	(7,588,101)	(129,715,224)
Change in unrealized appreciation/depreciation on investments	(494,496)	—	333,833,668
Change in unrealized appreciation/depreciation on written option contracts	—	—	(75,056)
Change in unrealized appreciation/depreciation on futures contracts	4,075,794	3,818,491	—
Change in unrealized appreciation/depreciation on swap contracts	16,392	(136,705)	—
Change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currency transactions and foreign currency exchange contracts	44,433	81,624	—

Change in unrealized appreciation/depreciation, before income taxes	3,642,123	3,763,410	333,758,612
Deferred tax expense (benefit)	—	—	(479,647)

Change in unrealized appreciation/depreciation on investments	3,642,123	3,763,410	333,278,965

Net Realized and Unrealized Gain (Loss) on Investments	12,023,595	(3,824,691)	203,563,741

Change in Net Assets Resulting From Operations	$11,618,394	$(4,326,645)	$215,949,383

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Operations, continued

Six Months Ended June 30, 2016 (Unaudited)

Tactical Plus Fund
Investment Income:
Dividends	$36,202
Interest income	555

Total Investment Income	36,757

Operating Expenses:
Investment management fees	155,243
Administration fees	8,213
Distribution and service fees, Class A	6,192
Distribution and service fees, Class C	510
Administrative services fees, Class A	2,465
Administrative services fees, Class C	51
Administrative services fees, Class I	256
Administrative services fees, Class F	4,625
Registration and filing fees, Class A	7,617
Registration and filing fees, Class C	6,501
Registration and filing fees, Class I	6,474
Registration and filing fees, Class F	7,476
Transfer agent fees, Class A	8,659
Transfer agent fees, Class C	4,976
Transfer agent fees, Class I	5,075
Transfer agent fees, Class F	5,011
Audit and tax preparation fees	26,245
Custodian fees	2,223
Legal fees	8,543
Printing fees, Class A	1,117
Printing fees, Class I	190
Printing fees, Class F	9,791
Compliance fees	9,117
Trustees fees	44,814
Other expenses	2,279

Total Expenses Before Fee Reductions	333,663

Less expenses contractually waived/reimbursed by the Advisor	(158,820)

Net Expenses	174,843

Net Investment Income (Loss)	(138,086)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	98,297
Net realized gain (loss) on written option contracts	(482,922)
Net realized gain (loss) on futures contracts	(1,095,748)
Change in unrealized appreciation/depreciation on investments	120
Change in unrealized appreciation/depreciation on futures contracts	689,162

Net Realized and Unrealized Gain (Loss) on Investments	(791,091)

Change in Net Assets Resulting From Operations	$(929,177)

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Changes in Net Assets

	Adaptive Growth Fund (Consolidated)		Trend Fund (Consolidated)
	For the Six Months Ended June 30, 2016 (Unaudited)(a)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income (loss)	$(405,201)	$(1,184,691)	$(501,954)	$(828,739)
Net realized gain (loss) on investments	8,381,472	(6,286,709)	(7,588,101)	4,964,703
Net change in unrealized appreciation/depreciation on investments	3,642,123	(3,354,923)	3,763,410	(4,516,171)

Change in net assets resulting from operations	11,618,394	(10,826,323)	(4,326,645)	(380,207)

Distributions:
In excess of net investment income:
Class A Shares	—	—	—	(26,022)
Class C Shares	—	—	—	(2,707)
Class I Shares	—	—	—	(507,890)
Net realized gains:
Class A Shares	—	(693,542)	—	(160,515)
Class C Shares	—	(307,313)	—	(33,826)
Class I Shares	—	(6,465,321)	—	(2,442,152)

Change in Net Assets resulting from distributions	—	(7,466,176)	—	(3,173,112)

Capital Transactions:
Class A Shares
Proceeds from shares issued	98,092	5,828,887	4,381,710	3,927,982
Dividends reinvested	—	472,927	—	186,536
Value of shares redeemed	(2,002,843)	(4,178,906)	(3,084,835)	(5,010,893)

Class A Shares capital transactions	(1,904,751)	2,122,908	1,296,875	(896,375)

Class C Shares
Proceeds from shares issued	10,112	1,856,985	299,585	881,874
Dividends reinvested	—	305,533	—	36,533
Value of shares redeemed	(736,769)	(1,577,973)	(332,006)	(91,391)

Class C Shares capital transactions	(726,657)	584,545	(32,421)	827,016

Class I Shares
Proceeds from shares issued	10,770,779	29,912,469	24,186,165	35,414,371
Dividends reinvested	—	5,727,717	—	2,792,438
Value of shares redeemed	(14,484,840)	(56,194,616)	(7,441,976)	(18,030,808)

Class I Shares capital transactions	(3,714,061)	(20,554,430)	16,744,189	20,176,001

Change in Net Assets resulting from capital transactions	(6,345,469)	(17,846,977)	18,008,643	20,106,642

Change in Net Assets	$5,272,925	$(36,139,476)	$13,681,998	$16,553,323

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Changes in Net Assets, continued

	Adaptive Growth Fund (Consolidated)		Trend Fund (Consolidated)
	For the Six Months Ended June 30, 2016 (Unaudited)(a)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Net Assets:
Beginning of period	$56,550,277	$92,689,753	$59,806,333	$43,253,010

End of period	$61,823,202	$56,550,277	$73,488,331	$59,806,333

Accumulated net investment income (loss)	$(760,370)	$(355,169)	$(4,277,374)	$(3,775,420)

Share Transactions:
Class A Shares
Issued	13,518	639,627	386,070	326,316
Reinvested	—	67,082	—	16,343
Redeemed	(278,203)	(490,765)	(297,527)	(428,347)

Change in Class A Shares	(264,685)	215,944	88,543	(85,688)

Class C Shares
Issued	1,378	208,134	26,368	74,896
Reinvested	—	44,734	—	3,269
Redeemed	(106,556)	(191,836)	(30,769)	(8,171)

Change in Class C Shares	(105,178)	61,032	(4,401)	69,994

Class I Shares
Issued	1,558,970	3,233,646	2,185,978	2,977,955
Reinvested	—	804,455	—	243,869
Redeemed	(1,988,441)	(6,505,739)	(688,053)	(1,526,117)

Change in Class I Shares	(429,471)	(2,467,638)	1,497,925	1,695,707

(a)	Prior to May 1, 2016, the Salient Adaptive Growth Fund was known as the Salient Risk Parity Fund.

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Changes in Net Assets, continued

	MLP & Energy Infrastructure Fund		Tactical Plus Fund
	For the Six Months Ended June 30, 2016 (Unaudited)(a)(b)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)(c)	For the Year Ended December 31, 2015
Operations:
Net investment income (loss)	$12,385,642	$18,340,519	$(138,086)	$(337,074)
Net realized gain (loss) on investments(d)	(129,715,224)	(296,901,351)	(1,480,373)	1,210,598
Net change in unrealized appreciation/depreciation on investments, net of income taxes	333,278,965	(588,982,240)	689,282	(1,678,255)

Change in net assets resulting from operations	215,949,383	(867,543,072)	(929,177)	(804,731)

Distributions:
Net Investment Income:
Class A Shares	(1,754,440)	(2,098,175)	—	—
Class C Shares	(917,788)	(665,415)	—	—
Class I Shares	(9,713,381)	(15,576,929)	—	—
Class R6 Shares	(33)	—	—	—
In excess of net investment income:
Class A Shares	(4,015,637)	(714,595)	—	—
Class C Shares	(2,100,673)	(226,627)	—	—
Class I Shares	(22,232,407)	(5,305,181)	—	—
Class R6 Shares	(77)	—	—	—
Net realized gains:
Class A Shares	—	—	—	(75,096)
Class C Shares	—	—	—	(1,091)
Class I Shares	—	—	—	(11,864)
Class F Shares	—	—	—	(359,521)
Return of capital:
Class A Shares	—	(7,015,157)	—	—
Class C Shares	—	(4,987,653)	—	—
Class I Shares	—	(44,234,859)	—	—

Change in Net Assets resulting from distributions	(40,734,436)	(80,824,591)	—	(447,572)

Capital Transactions:
Class A Shares
Proceeds from shares issued	46,860,969	187,448,067	2,766,251	3,471,761
Dividends reinvested	5,485,283	9,451,803	—	75,096
Value of shares redeemed	(60,586,115)	(120,329,007)	(635,003)	(61,101)

Class A Shares capital transactions	(8,239,863)	76,570,863	2,131,248	3,485,756

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Changes in Net Assets, continued

	MLP & Energy Infrastructure Fund		Tactical Plus Fund
	For the Six Months Ended June 30, 2016 (Unaudited)(a)(b)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)(c)	For the Year Ended December 31, 2015
Class C Shares
Proceeds from shares issued	7,449,438	45,787,217	81,600	53,800
Dividends reinvested	2,983,665	5,834,883	—	1,091
Value of shares redeemed	(9,292,899)	(44,973,982)	(10,510)	(7,020)

Class C Shares capital transactions	1,140,204	6,648,118	71,090	47,871

Class I Shares
Proceeds from shares issued	320,248,831	1,234,446,912	251,940	1,631,617
Dividends reinvested	29,556,904	58,366,806	—	11,864
Value of shares redeemed	(202,255,439)	(1,008,865,088)	(68,911)	(1,583,435)

Class I Shares capital transactions	147,550,296	283,948,630	183,029	60,046

Class F Shares
Proceeds from shares issued	—	—	2,506,819	3,002,429
Dividends reinvested	—	—	—	359,521
Value of shares redeemed	—	—	(1,825,651)	(16,381,818)

Class F Shares capital transactions	—	—	681,168	(13,019,868)

Class R6 Shares
Proceeds from shares issued	1,829,137	—	—	—
Dividends reinvested	110	—	—	—
Value of shares redeemed	(4,352)	—	—	—

Class R6 Shares capital transactions	1,824,895	—	—	—

Change in Net Assets resulting from capital transactions	142,275,532	367,167,611	3,066,535	(9,426,195)

Change in Net Assets	$317,490,479	$(581,200,052)	$2,137,358	$(10,678,498)
Net Assets:
Beginning of period	894,013,022	1,475,213,074	20,572,198	31,250,696

End of period	$1,211,503,501	$894,013,022	$22,709,556	$20,572,198

Accumulated net investment income (loss)	$(45,358,880)	$(33,239,028)	$(462,056)	$(323,970)

Share Transactions:
Class A Shares
Issued	7,354,166	15,770,292	254,724	307,091
Reinvested	821,591	829,859	—	6,657
Redeemed	(8,471,814)	(12,008,848)	(59,013)	(5,311)

Change in Class A Shares	(296,057)	4,591,303	195,711	308,437

See accompanying notes to financial statements.

SALIENT MF TRUST

Statements of Changes in Net Assets, continued

	MLP & Energy Infrastructure Fund		Tactical Plus Fund
	For the Six Months Ended June 30, 2016 (Unaudited)(a)(b)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)(c)	For the Year Ended December 31, 2015
Class C Shares
Issued	1,106,358	4,239,493	7,582	4,762
Reinvested	450,346	508,091	—	98
Redeemed	(1,437,627)	(4,823,552)	(1,000)	(651)

Change in Class C Shares	119,077	(75,968)	6,582	4,209

Class I Shares
Issued	48,394,439	118,290,352	22,888	142,867
Reinvested	4,418,321	5,120,563	—	1,050
Redeemed	(31,155,624)	(112,429,383)	(6,363)	(138,680)

Change in Class I Shares	21,657,136	10,981,532	16,525	5,237

Class F Shares
Issued	—	—	228,419	262,628
Reinvested	—	—	—	31,676
Redeemed	—	—	(167,343)	(1,434,620)

Change in Class F Shares	—	—	61,076	(1,140,316)

Class R6 Shares
Issued	222,187	—	—	—
Reinvested	17	—	—	—
Redeemed	(548)	—	—	—

Change in Class R6 Shares	221,656	—	—	—

(a)	The Salient MLP & Energy Infrastructure Class R6 commenced operations on January 4, 2016.
(b)	Prior to May 1, 2016, the Salient MLP & Energy Infrastructure Fund was known as the Salient MLP & Energy Infrastructure Fund II.
(c)	Prior to May 1, 2016, the Salient Tactical Plus Fund was known as the Salient Broadmark Tactical Plus Fund.
(d)

Prior to December 31, 2015, the Salient Tactical Plus Fund presented realized gain (loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Adaptive Growth Fund (Consolidated)

Class A	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, beginning of period	$7.06	$9.09	$9.07	$10.16	$9.94
Investment Activities:
Net investment income (loss)(c)	(0.06)	(0.13)	(0.14)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments	1.57	(0.89)	1.38	(0.35)	0.32

Total from Investment Activities	1.51	(1.02)	1.24	(0.49)	0.25

Distributions to Shareholders From:
Net realized gain on investments	—	(1.01)	(1.22)	(0.60)	(0.03)

Total Distributions	—	(1.01)	(1.22)	(0.60)	(0.03)

Net Asset Value, End of Period	$8.57	$7.06	$9.09	$9.07	$10.16

Total Return(d)	21.39%	(11.18)%	13.58%	(4.78)%	2.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$4,058	$5,213	$4,748	$5,409	$4,018
Ratios to Average Net Assets:
Gross expenses(e)	2.02%	1.68%	1.64%	1.84%	1.92%
Net expenses(e)(f)	1.62%	1.58%	1.60%	1.60%	1.61%
Net investment income (loss)(e)	(1.60)%	(1.46)%	(1.41)%	(1.45)%	(1.59)%
Portfolio turnover(g)	0%	0%	0%	0%	0%

(a)	Prior to May 1, 2016, the Salient Adaptive Growth Fund was known as the Salient Risk Parity Fund.
(b)	Commenced operations on November 15, 2012.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Adaptive Growth Fund (Consolidated)

Class C	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, beginning of period	$6.84	$8.91	$8.97	$10.13	$10.12
Investment Activities:
Net investment income (loss)(c)	(0.08)	(0.19)	(0.21)	(0.22)	(0.09)
Net realized and unrealized gain (loss) on investments	1.51	(0.87)	1.37	(0.34)	0.13

Total from Investment Activities	1.43	(1.06)	1.16	(0.56)	0.04

Distributions to Shareholders From:
Net realized gain on investments	—	(1.01)	(1.22)	(0.60)	(0.03)

Total Distributions	—	(1.01)	(1.22)	(0.60)	(0.03)

Net Asset Value, End of Period	$8.27	$6.84	$8.91	$8.97	$10.13

Total Return(d)	20.91%	(11.86)%	12.84%	(5.49)%	0.41%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,970	$2,349	$2,516	$1,319	$363
Ratios to Average Net Assets:
Gross expenses(e)	2.71%	2.43%	2.38%	2.59%	2.67%
Net expenses(e)(f)	2.37%	2.33%	2.35%	2.35%	2.36%
Net investment income (loss)(e)	(2.37)%	(2.20)%	(2.16)%	(2.20)%	(2.34)%
Portfolio turnover(g)	0%	0%	0%	0%	0%

(a)	Prior to May 1, 2016, the Salient Adaptive Growth Fund was known as the Salient Risk Parity Fund.
(b)	Commenced operations on October 1, 2012.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Adaptive Growth Fund (Consolidated)

Class I	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, beginning of period	$7.14	$9.15	$9.09	$10.16	$10.00
Investment Activities:
Net investment income (loss)(c)	(0.05)	(0.11)	(0.11)	(0.12)	(0.06)
Net realized and unrealized gain (loss) on investments	1.58	(0.89)	1.39	(0.35)	0.25

Total from Investment Activities	1.53	(1.00)	1.28	(0.47)	0.19

Distributions to Shareholders From:
Net realized gain on investments	—	(1.01)	(1.22)	(0.60)	(0.03)

Total Distributions	—	(1.01)	(1.22)	(0.60)	(0.03)

Net Asset Value, End of Period	$8.67	$7.14	$9.15	$9.09	$10.16

Total Return(d)	21.43%	(10.88)%	13.99%	(4.59)%	1.91%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$55,795	$48,988	$85,426	$95,156	$108,199
Ratios to Average Net Assets:
Gross expenses(e)	1.74%	1.42%	1.38%	1.59%	1.67%
Net expenses(e)(f)	1.37%	1.33%	1.35%	1.35%	1.36%
Net investment income (loss)(e)	(1.37)%	(1.20)%	(1.16)%	(1.20)%	(1.34)%
Portfolio turnover(g)	0%	0%	0%	0%	0%

(a)	Prior to May 1, 2016, the Salient Adaptive Growth Fund was known as the Salient Risk Parity Fund.
(b)	Commenced operations on July 9, 2012.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Trend Fund (Consolidated)

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, beginning of period	$11.25	$11.90	$11.04	$10.64
Investment Activities:
Net investment income (loss)(b)	(0.09)	(0.20)	(0.16)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.52)	0.14	1.69	1.71

Total from Investment Activities	(0.61)	(0.06)	1.53	1.54

Distributions to Shareholders From:
Net investment income	—	(0.08)	—	(0.34)
Net realized gain on investments	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.59)	(0.67)	(1.14)

Net Asset Value, End of Period	$10.64	$11.25	$11.90	$11.04

Total Return(c)	(5.60)%	(0.52)%	13.92%	14.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$4,441	$3,700	$4,934	$2,849
Ratios to Average Net Assets:
Gross expenses(d)	1.89%	2.09%	1.99%	1.98%
Net expenses(d)(e)	1.66%	1.80%	1.73%	1.62%
Net investment income (loss)(d)	(1.66)%	(1.70)%	(1.58)%	(1.52)%
Portfolio turnover(f)	0%	0%	0%	0%

(a)	Commenced operations on March 28, 2013.
(b)	Calculated based on average shares outstanding.
(c)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(d)	Annualized for periods less than one year.
(e)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Trend Fund (Consolidated)

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, beginning of period	$11.05	$11.74	$10.98	$10.64
Investment Activities:
Net investment income (loss)(b)	(0.13)	(0.28)	(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.51)	0.14	1.66	1.69

Total from Investment Activities	(0.64)	(0.14)	1.43	1.46

Distributions to Shareholders From:
Net investment income	—	(0.04)	—	(0.32)
Net realized gain on investments	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.55)	(0.67)	(1.12)

Net Asset Value, End of Period	$10.41	$11.05	$11.74	$10.98

Total Return(c)	(5.97)%	(1.21)%	13.08%	13.96%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$708	$800	$29	$116
Ratios to Average Net Assets:
Gross expenses(d)	2.61%	2.86%	2.75%	2.73%
Net expenses(d)(e)	2.41%	2.55%	2.48%	2.37%
Net investment income (loss)(d)	(2.41)%	(2.47)%	(2.34)%	(2.27)%
Portfolio turnover(f)	0%	0%	0%	0%

(a)	Commenced operations on March 28, 2013.
(b)	Calculated based on average shares outstanding.
(c)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(d)	Annualized for periods less than one year.
(e)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Trend Fund (Consolidated)

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, beginning of period	$11.26	$11.91	$11.02	$10.00
Investment Activities:
Net investment income (loss)(b)	(0.07)	(0.17)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.53)	0.14	1.69	2.34

Total from Investment Activities	(0.60)	(0.03)	1.56	2.20

Distributions to Shareholders From:
Net investment income	—	(0.11)	—	(0.38)
Net realized gain on investments	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.62)	(0.67)	(1.15)

Net Asset Value, End of Period	$10.66	$11.26	$11.91	$11.02

Total Return(c)	(5.42)%	(0.33)%	14.21%	22.24%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$68,339	$55,306	$38,290	$72,325
Ratios to Average Net Assets:
Gross expenses(d)	1.63%	1.84%	1.74%	1.73%
Net expenses(d)(e)	1.41%	1.55%	1.48%	1.37%
Net investment income (loss)(d)	(1.41)%	(1.46)%	(1.33)%	(1.27)%
Portfolio turnover(f)	0%	0%	0%	0%

(a)	Commenced operations on January 2, 2013.
(b)	Calculated based on average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MLP & Energy Infrastructure Fund

Class A	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)		Period Ended December 31, 2012(b)(c)
Net Asset Value, beginning of period	$7.08	$13.31	$12.77		$10.02		$10.09
Investment Activities:
Net investment income (loss)(d)	0.08	0.11	0.05		(0.05)		0.00	(e)
Net realized and unrealized gain (loss) on investments	1.33	(5.76)	1.03		3.29		(0.07)

Total from Investment Activities	1.41	(5.65)	1.08		3.24		(0.07)

Distributions to Shareholders From:
Net investment income	(0.30)	(0.17)	(0.10)		(0.16)		—
Return of capital	—	(0.41)	(0.44)		(0.33)		—

Total Distributions	(0.30)	(0.58)	(0.54)		(0.49)		—

Net Asset Value, End of Period	$8.19	$7.08	$13.31		$12.77		$10.02

Total Return(f)	20.95%	(44.10)%	8.35%		33.14%		(0.69)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$144,605	$127,069	$177,820		$147,626		$2,225
Ratios to Average Net Assets:
Gross expenses(g)	1.49%	1.28%	1.59	%(h)	2.65%		6.52%
Net expenses(g)	1.49%	1.28%	1.65%		2.49	%(i)	1.82	%(i)
Net expenses excluding income taxes(g)(j)	1.59%	1.45%	1.48%		1.60	%(i)	1.60	%(i)
Net investment income (loss)(g)	2.44%	1.02%	0.36%		(0.41)%		(0.13)%
Portfolio turnover(k)	16%	39%	19%		64%		15%

(a)	Prior to May 1, 2016, the Salient MLP & Energy Infrastructure Fund was known as the Salient MLP & Energy Infrastructure Fund II.
(b)	Presented on a consolidated basis.
(c)	Commenced operations on December 21, 2012.
(d)	Calculated based on average shares outstanding.
(e)	Represents less than $0.005 or $(0.005).
(f)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(g)	Annualized for periods less than one year.
(h)	The gross operating expenses are the expenses before reimbursement to the MLP & Energy Infrastructure Fund or recoupment by the Advisor.
(i)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(j)	Adjustment for income tax expense/(benefit) for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gain/losses.
(k)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MLP & Energy Infrastructure Fund

Class C	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Period Ended December 31, 2013(b)(c)
Net Asset Value, beginning of period	$7.04	$13.23	$12.72		$10.40
Investment Activities:
Net investment income (loss)(d)	0.06	0.03	(0.05)		(0.13)
Net realized and unrealized gain (loss) on investments	1.31	(5.73)	1.02		2.90

Total from Investment Activities	1.37	(5.70)	0.97		2.77

Distributions to Shareholders From:
Net investment income	(0.27)	(0.08)	(0.08)		(0.16)
Return of capital	—	(0.41)	(0.38)		(0.29)

Total Distributions	(0.27)	(0.49)	(0.46)		(0.45)

Net Asset Value, End of Period	$8.14	$7.04	$13.23		$12.72

Total Return(e)	20.44%	(44.50)%	7.53%		27.13%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$91,342	$78,112	$147,885		$37,527
Ratios to Average Net Assets:
Gross expenses(f)	2.24%	2.06%	2.34	%(g)	3.40%
Net expenses(f)	2.24%	2.06%	2.40%		3.24	%(h)
Net expenses excluding income taxes(f)(i)	2.34%	2.20%	2.23%		2.35	%(h)
Net investment income (loss)(f)	1.86%	0.29%	(0.39)%		(1.16)%
Portfolio turnover(j)	16%	39%	19%		64%

(a)	Prior to May 1, 2016, the Salient MLP & Energy Infrastructure Fund was known as the Salient MLP & Energy Infrastructure Fund II.
(b)	Presented on a consolidated basis.
(c)	Commenced operations on January 8, 2013.
(d)	Calculated based on average shares outstanding.
(e)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(f)	Annualized for periods less than one year.
(g)	The gross operating expenses are the expenses before reimbursement to the MLP & Energy Infrastructure Fund or recoupment by the Advisor.
(h)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(i)	Adjustment for income tax expense/(benefit) for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gain/losses.
(j)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MLP & Energy Infrastructure Fund

Class I	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)		Period Ended December 31, 2012(b)(c)
Net Asset Value, beginning of period	$7.07	$13.29	$12.76		$10.02		$10.00
Investment Activities:
Net investment income (loss)(d)	0.09	0.15	0.09		(0.02)		0.00	(e)
Net realized and unrealized gain (loss) on investments	1.33	(5.76)	1.02		3.29		0.14

Total from Investment Activities	1.42	(5.61)	1.11		3.27		0.14

Distributions to Shareholders From:
Net investment income	(0.31)	(0.20)	(0.11)		(0.18)		0.00	(e)
Return of capital	—	(0.41)	(0.47)		(0.35)		(0.12)

Total Distributions	(0.31)	(0.61)	(0.58)		(0.53)		(0.12)

Net Asset Value, End of Period	$8.18	$7.07	$13.29		$12.76		$10.02

Total Return(f)	21.13%	(43.95)%	8.56%		33.46%		1.47%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$973,744	$688,832	$1,149,509		$323,880		$38,190
Ratios to Average Net Assets:
Gross expenses(g)	1.29%	1.04%	1.34	%(h)	2.40%		6.27%
Net expenses(g)	1.29%	1.04%	1.40%		2.24	%(i)	1.57	%(i)
Net expenses excluding income taxes(g)(j)	1.39%	1.20%	1.23%		1.35	%(i)	1.35	%(i)
Net investment income (loss)(g)	2.77%	1.31%	0.61%		(0.16)%		0.12%
Portfolio turnover(k)	16%	39%	19%		64%		15%

(a)	Prior to May 1, 2016, the Salient MLP & Energy Infrastructure Fund was known as the Salient MLP & Energy Infrastructure Fund II.
(b)	Presented on a consolidated basis.
(c)	Commenced operations on September 19, 2012.
(d)	Calculated based on average shares outstanding.
(e)	Represents less than $0.005 or $(0.005).
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The gross operating expenses are the expenses before reimbursement to the MLP & Energy Infrastructure Fund or recoupment by the Advisor.
(i)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(j)	Adjustment for income tax expense/(benefit) for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gain/losses.
(k)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated.

MLP & Energy Infrastructure Fund

Class R6	Period Ended June 30, 2016(a)(b)
Net Asset Value, beginning of period	$7.12
Investment Activities:
Net investment income (loss)(c)	(0.03	)(d)
Net realized and unrealized gain (loss) on investments	1.40

Total from Investment Activities	1.37

Distributions to Shareholders From:
Net investment income	(0.31)
Total Distributions	(0.31)

Net Asset Value, End of Period	$8.18

Total Return(e)	20.30%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,813
Ratios to Average Net Assets:
Gross expenses(f)	1.24%
Net expenses(f)	1.24%
Net expenses excluding income taxes(f)(g)	1.34%
Net investment income (loss)(f)	(0.87)%
Portfolio turnover(h)	16%

(a)	Commenced operations on January 4, 2016.
(b)	Prior to May 1, 2016, the Salient MLP & Energy Infrastructure Fund was known as the Salient MLP & Energy Infrastructure Fund II.
(c)	Calculated based on average shares outstanding.
(d)

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Adjustment for income tax expense/(benefit) for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gain/losses.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Tactical Plus Fund

Class A	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)
Net Asset Value, beginning of period	$11.30	$11.86	$12.29
Investment Activities:
Net investment income (loss)(c)	(0.09)	(0.22)	0.04
Net realized and unrealized gain (loss) on investments	(0.41)	(0.09)	(0.29)

Total from Investment Activities	(0.50)	(0.31)	(0.25)

Distributions to Shareholders From:
Net realized gain on investments	—	(0.25)	(0.18)

Total Distributions	—	(0.25)	(0.18)

Net Asset Value, End of Period	$10.80	$11.30	$11.86

Total Return(d)	(4.42)%	(2.59)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$5,450	$3,489	$3
Ratios to Average Net Assets:
Gross expenses(e)	3.26%	4.04%	519.72%
Net expenses(e)(f)	2.05%	2.05%	2.05%
Net investment income (loss)(e)	(1.70)%	(1.93)%	6.90%
Portfolio turnover(g)	1,980%	146%	0%

(a)	Prior to May 1, 2016, the Salient Tactical Plus Fund was known as the Salient Broadmark Tactical Plus Fund.
(b)

Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Tactical Plus Fund

Class C	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)
Net Asset Value, beginning of period	$11.21	$11.86	$12.29
Investment Activities:
Net investment income (loss)(c)	(0.13)	(0.30)	0.03
Net realized and unrealized gain (loss) on investments	(0.42)	(0.10)	(0.28)

Total from Investment Activities	(0.55)	(0.40)	(0.25)

Distributions to Shareholders From:
Net realized gain on investments	—	(0.25)	(0.18)

Total Distributions	—	(0.25)	(0.18)

Net Asset Value, End of Period	$10.66	$11.21	$11.86

Total Return(d)	(4.82)%	(3.35)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$117	$50	$3
Ratios to Average Net Assets:
Gross expenses(e)	25.98%	97.09%	454.38%
Net expenses(e)(f)	2.80%	2.80%	2.80%
Net investment income (loss)(e)	(2.46)%	(2.69)%	6.03%
Portfolio turnover(g)	1,980%	146%	0%

(a)	Prior to May 1, 2016, the Salient Tactical Plus Fund was known as the Salient Broadmark Tactical Plus Fund.
(b)

Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Tactical Plus Fund

Class I	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)
Net Asset Value, beginning of period	$11.32	$11.86	$12.29
Investment Activities:
Net investment income (loss)(c)	(0.08)	(0.19)	0.04
Net realized and unrealized gain (loss) on investments	(0.42)	(0.10)	(0.29)

Total from Investment Activities	(0.50)	(0.29)	(0.25)

Distributions to Shareholders From:
Net realized gain on investments	—	(0.25)	(0.18)

Total Distributions	—	(0.25)	(0.18)

Net Asset Value, End of Period	$10.82	$11.32	$11.86

Total Return(d)	(4.42)%	(2.42)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$694	$539	$503
Ratios to Average Net Assets:
Gross expenses(e)	6.11%	7.03%	819.13%
Net expenses(e)(f)	1.80%	1.80%	1.80%
Net investment income (loss)(e)	(1.45)%	(1.71)%	7.03%
Portfolio turnover(g)	1,980%	146%	0%

(a)	Prior to May 1, 2016, the Salient Tactical Plus Fund was known as the Salient Broadmark Tactical Plus Fund.
(b)

Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Tactical Plus Fund

Class F	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)(c)	Year Ended November 30, 2014(c)	Period Ended November 30, 2013(c)(d)
Net Asset Value, beginning of period	$11.37	$11.86	$12.29	$11.66	$10.00
Investment Activities:
Net investment income (loss)(e)	(0.06)	(0.16)	0.04	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.43)	(0.08)	(0.29)	1.03	1.67

Total from Investment Activities	(0.49)	(0.24)	(0.25)	0.97	1.66

Distributions to Shareholders From:
Net realized gain on investments	—	(0.25)	(0.18)	(0.34)	—

Total Distributions	—	(0.25)	(0.18)	(0.34)	—

Net Asset Value, End of Period	$10.88	$11.37	$11.86	$12.29	$11.66

Total Return(f)	(4.31)%	(2.00)%	(2.06)%	8.53%	16.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$16,449	$16,495	$30,743	$17,779	$9,789
Ratios to Average Net Assets:
Gross expenses(g)	2.80%	2.68%	4.18%	3.09%	29.89%
Net expenses(g)(h)	1.49%	1.49%	1.53%	1.49%	1.49%
Net investment income (loss)(g)	(1.15)%	(1.40)%	3.56%	(0.54)%	(0.74)%
Portfolio turnover(i)	1,980%	146%	0%	153%	1,814%

(a)	Prior to May 1, 2016, the Salient Tactical Plus Fund was known as the Salient Broadmark Tactical Plus Fund.
(b)

Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c)	The Institutional Class was part of the predecessor Broadmark Tactical Plus Fund and was reorganized into Class F on December 15, 2014.
(d)	Commenced operations on December 31, 2012.
(e)	Calculated based on average shares outstanding.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying notes to financial statements.

SALIENT MF TRUST

Notes to Financial Statements

June 30, 2016

(Unaudited)

(1) ORGANIZATION

Salient MF Trust (the “Trust”) was organized on November 15, 2011 as a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2016, the Trust is comprised of four funds. The accompanying financial statements are presented for the following funds (individually a “Fund” and collectively the “Funds”):

Fund	Short Name	Commencement of Operations
Salient Adaptive Growth Fund	Adaptive Growth Fund	July 9, 2012
Salient Trend Fund	Trend Fund	January 2, 2013
Salient MLP & Energy Infrastructure Fund	MLP Energy Fund	September 19, 2012
Salient Tactical Plus Fund	Tactical Plus Fund	December 15, 2014

The Adaptive Growth Fund (prior to May 1, 2016 the Salient Risk Parity Fund), the Trend Fund, and the MLP Energy Fund (prior to May 1, 2016 the Salient MLP & Energy Infrastructure Fund II) are classified as non-diversified under the 1940 Act. The Tactical Plus Fund (prior to May 1, 2016 the Salient Broadmark Tactical Plus Fund) is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest (“Shares”) with no par value. The Funds offer Class A, Class C, and Class I shares. Additionally, the MLP Energy Fund offers R6 shares and the Tactical Plus Fund offers Class F Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses, sales charges, distribution, and exclusive rights to vote on matters affecting only individual classes. Class A Shares have a maximum sales charge of 5.50% as a percentage of the offering price on investments of less than $1 million (no sales charge for investments of $1 million or more). Class A Shares and Class C Shares are subject to a maximum contingent deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares are offered without any front-end sales charge. No sales charges are assessed with respect to Class I Shares, Class F Shares and Class R6 Shares of the Funds.

The Adaptive Growth Fund’s investment objective is to seek long term capital appreciation by constructing a portfolio that invests primarily in futures contracts and other financially-linked derivatives, as well as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. The Trend Fund’s investment objective is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures. The Trend Fund’s investment objective is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures by constructing a portfolio that invests both long and short primarily in futures contracts, equities, debt instruments, ETFs, ETNs and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The MLP Energy Fund’s investment objective is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders. The Tactical Plus Fund’s investment objective is to produce, in any market environment, above-average risk adjusted returns and less downside volatility than the S&P 500 Index. The board of trustees (each member thereof a “Trustee” and, collectively, the “Board”) is authorized to engage an investment advisor, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, LP (“Salient Advisor”) for the Adaptive Growth Fund, Trend Fund, and Tactical Plus Fund and Salient Capital Advisors, LLC (“SCA”) for the MLP Energy Fund to manage each Fund’s portfolio and operations. Salient Advisor is a Texas limited partnership that is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor and is a member of the

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National Futures Association. SCA is a Texas limited liability company that is registered as an investment adviser under the Advisers Act and the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. Under the Investment Management Agreement, Salient Advisor and SCA are responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Funds’ investment programs subject to the ultimate supervision of the Board. Broadmark Asset Management LLC (the “Sub-Advisor”) serves as the subadvisor to the Tactical Plus Fund.

Under the Trust’s organizational document, the Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Trust and/or the Funds. However, based on experience, management expects that risk of loss to be remote.

Salient Adaptive Growth Offshore Fund, Ltd. (prior to May 1, 2016 the Salient Risk Parity Offshore Fund, Ltd.) (the “Adaptive Growth Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. The Adaptive Growth Subsidiary is wholly-owned by the Adaptive Growth Fund, and is therefore consolidated in the Adaptive Growth Fund’s consolidated financial statements. The Adaptive Growth Subsidiary was formed on July 13, 2012, and has been consolidated since its formation. The Adaptive Growth Fund invests in the Adaptive Growth Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Adaptive Growth Fund” includes both the Adaptive Growth Fund and the Adaptive Growth Subsidiary.

Salient Trend Offshore Fund, Ltd. (the “Trend Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. The Trend Subsidiary is wholly-owned by the Trend Fund, and is therefore consolidated in the Trend Fund’s consolidated financial statements. The Trend Subsidiary was formed on August 16, 2012, and has been consolidated since its formation. The Trend Fund invests in the Trend Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to RICs. Where the context requires, the “Trend Fund” includes both the Trend Fund and the Trend Subsidiary.

The MLP Energy Fund may have invested up to 25% of its total assets in Salient MLP & Energy Infrastructure Fund II, Inc. (the “MLP Subsidiary”). The MLP Subsidiary, which was wholly-owned by the MLP Energy Fund, and therefore consolidated in the MLP Energy Fund’s consolidated financial statements, was organized under the laws of the state of Delaware and for federal income tax purposes as a Subchapter “C” corporation. The MLP Subsidiary was formed on September 19, 2012, and had been consolidated since its formation until its liquidation in September 2014. The MLP Energy Fund invested in the MLP Subsidiary in order to gain additional exposure to equity or debt securities of various master limited partnerships. Where the context requires, the “MLP Energy Fund” includes both the MLP Energy Fund and the MLP Subsidiary. In July, 2014, SCA made the decision to liquidate the MLP Subsidiary and simultaneously transfer the investments held to the MLP Energy Fund. The orderly liquidation was completed on September 2, 2014. As such, MLP Energy Fund is presented on an individual fund basis. See note 4 for additional tax disclosures related to the transfer of investments held by the MLP Subsidiary to the MLP Energy Fund.

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The Tactical Plus Fund is not invested in a wholly-owned subsidiary and is presented on an individual fund basis.

For convenience, reference to the financial statements shall include those consolidated and on an individual fund basis, as the context requires.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial positions of the Adaptive Growth Fund and the Adaptive Growth Subsidiary, the Trend Fund and the Trend Subsidiary and the results of their operations, each on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation. The MLP Energy Fund and the Tactical Plus Fund are presented on an individual fund basis. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Funds consider all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

Security transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains and losses are reported using the specific identification cost basis.

(d) INVESTMENT VALUATION

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The Board has authorized Salient Advisor and SCA to each establish a valuation committee (the “Advisor Valuation Committee”), which includes representatives from each Fund’s investment advisor. The Advisor Valuation Committee’s function, subject to the oversight of the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Advisor Valuation Committee by Salient Advisor, SCA, or ALPS Fund Services, Inc., the Funds’ independent administrator (the “Administrator”).

To the extent that the price of a security cannot be determined applying the methods described below, the Advisor Valuation Committee in conjunction with the Administrator will determine the price of the security pursuant to the fair value procedures approved by the Board.

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Investments held by the Funds are valued as follows:

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Funds value these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Funds use the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. As of the close of regular trading on the New York Stock Exchange (the “NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the valuation date, or if there is no sale on the valuation date, at the mean of the closing bid and ask prices. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1 in the fair value hierarchy. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Advisor Valuation Committee determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what the Advisor Valuation Committee believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures contracts are generally categorized as Level 2 in the fair value hierarchy.

•

PUBLICLY-TRADED EQUITY SECURITIES ACQUIRED IN A DIRECT PLACEMENT TRANSACTION—Such securities may be subject to restrictions on resale that can affect the security’s liquidity and fair value. Such securities that are convertible or otherwise will become freely tradable will be valued based on the market value of the freely tradable security less an applicable restriction discount. Generally, the discount will initially be equal to the discount at which the Fund purchased the securities and thereafter will be periodically reassessed and likely reduced over the anticipated restricted period. Equity securities are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs utilized in determining the value of such securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Advisor Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is calculated using the current day’s spot rate, and the 30 to 720 day forward rates

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converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of the posted market on the exchange on which they are listed and are typically categorized as Level 1 in the fair value hierarchy. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments. Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask prices provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Advisor Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Swaptions are traded on an over-the-counter market, and are generally valued using quotations from an approved independent pricing service. If no such quotation is available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swaption) and an attempt is made to obtain at least one other broker quote on the valuation date. If there is a significant discrepancy between the counterparty and the other available broker quote, the Advisor will attempt to obtain third party pricing service information if available. If no such price is available on the valuation date, the Advisor Valuation Committee in conjunction with the Administrator will determine the fair value of such swaptions in good faith using information that is available at such time. Such fair valued swaptions are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange are determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Securities for which independent pricing services are not available are valued pursuant to the valuation procedures approved by the Board and are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

•

OTHER—Investments in open-end RICs that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be

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indicative of the RIC’s value, the Advisor Valuation Committee, in consultation with the Administrator or the advisor, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments. Investments in private placement securities and other securities for which market quotations are not readily available will be valued in good faith by using fair value procedures approved by the Board. Such fair value procedures may consider among other factors discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating, and an analysis of the issuer’s financial statements and reports. If events occur that affect the value of the Funds’ securities before the net asset value has been calculated, the securities so affected will generally be priced using fair value procedures. Such investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

(f) MASTER LIMITED PARTNERSHIPS

Entities commonly referred to as Master Limited Partnerships (“MLPs”) are generally organized under state law as limited partnerships or limited liability companies. The MLP Energy Fund invests in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLP Energy Fund’s investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

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(g) RESTRICTED AND ILLIQUID SECURITIES

The MLP Energy Fund may invest up to 15% of its total assets in unregistered or otherwise restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within a reasonable amount of time in the ordinary course of business. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by SCA based on procedures approved by the Board. Therefore, not all restricted securities are considered illiquid.

The restricted security held at June 30, 2016, is identified below and is also presented in the MLP Energy Fund’s Schedule of Investments.

Fund	Security	% of Net Assets	Acquisition Date	Acquisition Cost	Shares	Fair Value
MLP Energy Fund	Teekay Offshore Partners LP*	0.74%	6/28/16	$8,786,960	1,931,200	$8,960,768

*	Security has been deemed liquid by the Advisor based on procedures approved by the Board.

(h) INVESTMENT INCOME

Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions received from a Fund’s investments in MLPs generally are composed of ordinary income, capital gains and return of capital from the MLP.

(i) ALLOCATIONS

Expenses directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust not directly related to a Fund are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that for the Tactical Plus Fund, each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, printing and 12b-1 fees. Fees provided under a distribution (Rule 12b-1 of the 1940 Act) plan and administrative service fees paid to intermediaries or financial institutions for a particular class of a Fund are charged to the expenses of such class.

(j) USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(k) DERIVATIVE INSTRUMENTS

The Funds may invest in derivatives in order to meet their investment objectives. The risk in using derivatives varies depending upon the structure of the instruments. All open derivative positions at period-end are

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presented in the Funds’ Schedules of Investments. The following is a description of the derivative instruments the Funds utilize, including the primary underlying risk exposures related to each instrument type.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Adaptive Growth Fund enters into forward foreign currency exchange contracts in connection with its investment objective in order to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Adaptive Growth Fund, the Trend Fund, and the Tactical Plus Fund invest in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) on futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

OPTIONS—The MLP Energy Fund writes equity call options with the purpose of generating realized gains from premiums as a means to enhance distributions to the Fund’s common shareholders. The Tactical Plus Fund may purchase and write put and call options on broad-based stock indices and on individual securities as part of its investment strategy and for hedging purposes. The Adaptive Growth Fund may purchase and write options, including swaptions, as part of its investment strategy.

Options are secured by investments, as detailed in the Funds’ Schedules of Investments. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. A put option gives the holder of such put option the right to sell the underlying security to the writer of such put option at a specified price at any time during the term of the option. When purchasing options, the Funds pay a premium which is recorded as the cost basis of the option and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When Funds write an option, an amount equal to the net premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums

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received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine the realized gains or losses. As the writer of a covered call option, during the option’s life, the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but the Fund retains the risk of loss should the price of the underlying security decline.

A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index.

The Adaptive Growth Fund had the following transactions in swaptions during the period ended June 30, 2016:

Adaptive Growth Fund

	Notional Value	Premiums Paid
Swaptions outstanding at December 31, 2015	$85,280,130	$8,942,014

Swaptions purchased	172,643,960	17,640,719
Swaptions exercised	—	—
Swaptions expired	—	—
Swaptions closed	(171,602,110)	(16,596,216)

Swaptions outstanding at June 30, 2016	$86,321,980	$9,986,517

The MLP Energy Fund had the following transactions in written call options during the period ended June 30, 2016:

MLP Energy Fund

	Number of Contracts	Premiums Received
Outstanding, at December 31, 2015	—	$—

Options written	163,861	10,532,331
Options exercised	(27,748)	(2,411,463)
Options expired	(57,645)	(2,987,375)
Options closed	(65,876)	(4,402,636)

Options outstanding at June 30, 2016	12,592	$730,857

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The Tactical Plus Fund had the following transactions in purchased put options during the period ended June 30, 2016:

Tactical Plus Fund

	Number of Contracts	Premiums Paid
Options outstanding at December 31, 2015	—	$—

Options purchased	4,201	3,624,518
Options exercised	—	—
Options expired	(752)	(300,302)
Options closed	(3,449)	(3,324,215)

Options outstanding at June 30, 2016	—	—

The Tactical Plus Fund had the following transactions in written call options during the period ended June 30, 2016:

Tactical Plus Fund

	Number of Contracts	Premiums Received
Outstanding, at December 31, 2015	—	$—

Options written	951	510,847
Options exercised	—	—
Options expired	(101)	(34,544)
Options closed	(850)	(476,303)

Options outstanding at June 30, 2016	—	$—

SWAP AGREEMENTS—As of June 30, 2016, the Adaptive Growth Fund and Trend Fund invested in total return swap agreements in accordance with their investment objectives to gain exposure to a variety of nontraditional risk premiums.

A total return swap is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other at periodic settlement dates, resulting in a single amount that is either due to or from each party.

Total return swaps are subject to counterparty risk, market risk and interest rate risk. Total return swaps utilized by the Funds may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Funds consider the creditworthiness of each counterparty to a

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swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the advisor believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates. The Funds may use various techniques to minimize credit risk including early termination or periodic reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for total return swaps.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of June 30, 2016, and where such derivatives are recorded:

	Assets				Liabilities
Fund	Fair Value of Swaptions Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Variation Margin on Futures Contracts^	Unrealized Gain on Swap Agreements	Variation Margin on Futures Contracts^	Unrealized Loss on Swap Agreements	Fair Value of Option Contracts
Commodity Risk Exposure:
Adaptive Growth Fund	$—	$—	$1,316,898	$—	$565,356	$—	$—
Trend Fund	—	—	4,607,019	—	2,743,876	—	—
Credit Risk Exposure:
Adaptive Growth Fund	9,551,112	—	—	—	—	—	—
Equity Risk Exposure:
Adaptive Growth Fund	—	—	678,296	20,647	75,543	—	—
Trend Fund	—	—	1,151,164	—	492,700	59,676	—
MLP Energy Fund	—	—	—	—	—	—	805,913
Tactical Plus Fund	—	—	556,437	—	39,186	—	—
Foreign Exchange Rate Risk Exposure:
Adaptive Growth Fund	—	142,027	—	—	—	—	—
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	—	2,411,857	—	—	—	—
Trend Fund	—	—	1,293,907	—	—	—	—
Tactical Plus Fund	—	—	2,826	—	—	—	—

^

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments. Only current outstanding variation margin is reported in the Statements of Assets and Liabilities.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2016:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Investments and Foreign Currency Translations*	Net Realized Gains (Losses) from Written Options Contracts	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Change in Unrealized Appreciation/ Depreciation on Derivatives
Commodity Risk Exposure:
Adaptive Growth Fund	$—	$—	$2,278,441	$—	$1,058,183
Trend Fund	—	—	(7,267,064)	—	1,880,822
Credit Risk Exposure:
Adaptive Growth Fund	1,110,594	—	—	—	(494,496)
Equity Risk Exposure:
Adaptive Growth Fund	—	—	(1,127,667)	214,764	594,011
Trend Fund	—	—	(2,109,054)	(109,307)	680,661
MLP Energy Fund	—	3,307,873	—	—	(75,056)
Tactical Plus Fund	(322,632)	(482,922)	(1,047,566)	—	686,336
Foreign Exchange Rate Risk Exposure:
Adaptive Growth Fund	(44,220)	—	—	—	118,299
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	—	5,798,503	—	2,439,992
Trend Fund	—	—	1,770,525	—	1,120,303
Tactical Plus Fund	—	—	(48,182)	—	2,826

*	Includes purchased options contracts and swaptions contracts.

As described above, the Funds utilized derivative instruments to achieve their investment objectives during the period ended June 30, 2016. The Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with their derivative contract counterparties whereby the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2016, the Funds are subject to master netting agreements that allow for amounts owed between each Fund and the counterparty to its transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. At June 30, 2016, the Funds had one ISDA Master Agreements in place with Goldman Sachs for which master netting agreements (“MNA”) apply only to amounts owed in the same currency and in respect of the same transaction. In addition to the MNA with Goldman Sachs, the MLP Energy Fund has an Institutional Listed Options Agreement in place with Morgan Stanley for which MNA applies. The Tactical Plus Fund has a Prime Brokerage Agreement in place with Citigroup Global Markets, Incorporated for which MNA applies.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

The following table provides additional disclosures regarding the derivative assets net of amounts available for offset under a MNA and net of the collateral received as of June 30, 2016:

Fund	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts of Assets^	Cash Collateral Received	Net Amount
Adaptive Growth Fund
Swap Agreements	$20,647	$—	$20,647	$—	$20,647
Purchased swaptions	9,551,112	—	9,551,112	—	9,551,112

Total swap agreements and purchased swaptions	$9,571,759	$—	$9,571,759	$—	$9,571,759

Forward Foreign Currency Exchange Contracts	$142,027	$—	$142,027	$—	$142,027

Total Forward Foreign Currency Exchange Contracts	$142,027	$—	$142,027	$—	$142,027

^

Amounts for swap agreements, forward foreign currency exchange contracts and purchased swaptions are reflected in the Statements of Assets and Liabilities as Unrealized Gain on Swap Agreements, Unrealized Appreciation on Forward Foreign Currency Exchange Contracts and Investments at Fair Value, respectively.

The following table provides additional disclosures regarding the derivative liabilities net of amounts available for offset under a MNA and net of collateral pledged as of June 30, 2016:

Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts of Liabilities*	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Trend Fund
Swap Agreements	$59,676	$—	$59,676	$—	$59,676	$—

Total swap agreements	$59,676	$—	$59,676	$—	$59,676	$—

MLP Energy Fund
Written Options	$805,913	$—	$805,913	$805,913	$—	$—

Total written options	$805,913	$—	$805,913	$805,913	$—	$—

*	Amounts for swap agreements and written options are reflected in the Statements of Assets and Liabilities as Unrealized Loss on Swap Agreements and Written Options, respectively.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

The following is a summary of the average monthly notional value of futures contracts, swap agreements and forward foreign currency exchange contacts purchased and sold by the Funds for the period ended June 30, 2016, as well as the notional amount of futures contracts, forward foreign currency exchange contracts and swap agreements outstanding as of June 30, 2016:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2016
Adaptive Growth Fund
Futures contracts purchased	$193,590,060	$181,766,990
Futures contracts sold	4,208,330	7,258,886
Swaptions	86,321,980	86,321,980
Total return swap agreements	797,690	651,247
Forward foreign currency exchange contracts	7,189,625	5,360,820
Trend Fund
Futures contracts purchased	$157,811,547	$239,359,598
Futures contracts sold	89,260,730	83,748,954
Total return swap agreements	1,354,686	1,595,555
MLP Energy Fund
Written call options	$65,041,872	$32,837,663
Tactical Plus Fund
Futures contracts purchased	$18,652,437	$31,229,197
Futures contracts sold	2,068,518	2,815,200
Written put options	3,485,891	—
Purchased put options	23,910,263	—

(l) DISTRIBUTION TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Distributions from net realized capital gains, if any, are distributed annually and may include short-term capital gains. All net short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay, at the end of the calendar year, a special distribution to comply with requirements under the Code.

For the MLP Energy Fund, the character of distributions made during the year from net investment income or net capital gains may differ from its ultimate characterization for federal income tax purposes.

The amount of distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment: temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as return of capital.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

(m) RETURN OF CAPITAL ESTIMATES

Distributions received from the MLP Energy Fund’s investments in MLPs generally are comprised of income, capital gains and return of capital. The MLP Energy Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

For the period ended June 30, 2016, the MLP Energy Fund estimated that approximately 100% of the MLP distributions received would be treated as a return of capital. The MLP Energy Fund recorded as return of capital the amount of $16,228,942 of dividends and distributions received from its investments. Net realized gain was increased by $410,702 and change in net unrealized appreciation/depreciation was increased by $15,818,240 in the accompanying Statements of Operations, attributable to the recording of such distributions as a reduction in the cost basis of investments.

(n) FEDERAL AND OTHER TAXES

The Funds intend to continue to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

For the tax years ended December 31, 2013 through December 31, 2015, and for all major jurisdictions, management of the Funds has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Funds upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. For the period ended June 30, 2016, the Funds did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements.

The Adaptive Growth Subsidiary and the Trend Subsidiary (individually a “Subsidiary”, collectively the “Subsidiaries”) are exempted Cayman investment companies for tax purposes. The Subsidiaries have made applications to the Governor-in-Council of the Cayman Islands for, and have received, an undertaking exempting each Subsidiary from all local income, profits and capital gains taxes for a period of 20 years. Currently, no such taxes are levied in the Cayman Islands.

The Subsidiaries are Controlled Foreign Corporations (“CFCs”) for U.S. income tax purposes, and are therefore not subject to U.S. income tax. However, as wholly-owned CFCs, each Subsidiary’s net income and capital gains to the extent of their earnings and profits, are consolidated into the Adaptive Growth Fund’s and the Trend Fund’s investment companies taxable income, respectively.

For the current open tax year and for all major jurisdictions, management of the Adaptive Growth Subsidiary and the Trend Subsidiary have concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

(o) CFTC REGULATION

The CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

With respect to the MLP Energy Fund, SCA has claimed an exemption from the definition of the term “commodity pool operator” under CFTC Regulation 4.5 of the Commodity Exchange Act (“CEA”). As such, the MLP Energy Fund is not currently subject to registration or regulation as commodity pools under the CEA.

With respect to the Adaptive Growth Fund and the Trend Fund, Salient Advisor has not renewed, or with respect to the Tactical Plus Fund, made an initial filing under CFTC Regulation 4.5 of the CEA. Salient Advisor meets the definition of a commodity pool operator with respect to these Funds, and each will be subject to regulation by the CFTC as commodity pools.

(p) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2016 are recorded in the Statement of Operations, if applicable.

(3) FAIR VALUE MEASUREMENTS

The Funds define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used to determine the fair value of the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2—investments with other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

•	Level 3—investments with significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds disclose transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary categorization of the Funds’ investments based upon the inputs utilized in determining the value of such investments as of June 30, 2016. The breakdown by category of equity securities is disclosed in the Schedules of Investments.

	Level 1		Level 2		Total
Fund Name	Investment Securities	Other Financial Instruments(a)	Investment Securities	Other Financial Instruments(a)	Investment Securities	Other Financial Instruments(a)
Adaptive Growth Fund
Swaptions	$—	$—	$9,551,112	$—	$9,551,112	$—
Futures Contracts	—	3,766,152	—	—	—	3,766,152
Total Return Swap Agreements	—	20,647	—	—	—	20,647
Forward foreign currency exchange contracts	—	—	—	142,027	—	142,027

Total	$—	$3,786,799	$9,551,112	$142,027	$9,551,112	$3,928,826

Trend Fund
Futures Contracts	$—	$3,815,514	$—	$—	$—	$3,815,514
Total Return Swap Agreements	—	(59,676)	—	—	—	(59,676)

Total	$—	$3,755,838	$—	$—	$—	$3,755,838

MLP Energy Fund
Master Limited Partnerships and Related Companies
Marine Midstream	$44,615,384	$—	$8,960,768	$—	$53,576,152	$—
Other(b)	1,143,885,385	—	—	—	1,143,885,385	—
Written Options	—	(805,913)	—	—	—	(805,913)

Total	$1,188,500,769	$(805,913)	$8,960,768	$—	$1,197,461,537	$(805,913)

Tactical Plus Fund
Money Market Fund	$19,980,625	$—	$—	$—	$19,980,625	$—
U.S. Treasury Obligation	—	—	999,594	—	999,594	—
Futures Contracts	—	520,077	—	—	—	520,077

Total	$19,980,625	$520,077	$999,594	$—	$20,980,219	$520,077

(a)

Other financial instruments include any derivative instruments not reflected in the Schedules of Investments as Investment Securities, such as forward foreign currency exchange contracts, futures contracts, swap agreements and written options. These investments are generally presented as other assets and liabilities in the Schedules of Investments at the unrealized gain or loss on the investment.

(b)	For detailed description of sector see the accompanying Schedule of Investments.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

(4) FEDERAL INCOME TAXES

The tax character of dividends paid to shareholders during the applicable tax year ended in 2015 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2015
Adaptive Growth Fund	$4,214,279	$3,251,897	$7,466,176	$—	$7,466,176
Trend Fund	698,621	2,474,491	3,173,112	—	3,173,112
November 30, 2015
MLP Energy Fund	24,586,922	—	24,586,922	56,237,669	80,824,591
Tactical Plus Fund	78,283	275,582	353,865	—	353,865

The tax character of dividends paid to shareholders during the applicable tax year ended in 2014 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2014
Adaptive Growth Fund	$3,276,276	$7,580,618	$10,856,894	$—	$10,856,894
Trend Fund	699,542	1,557,392	2,226,934	—	2,226,934
November 30, 2014
MLP Energy Fund	6,468,032	1,303,092	7,771,124	33,430,711	41,201,835
Tactical Plus Fund	161,982	131,925	293,907	—	293,907

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2015
Adaptive Growth Fund	$—	$—	$(330,198)	$(32,186,299)	$(32,516,497)
Trend Fund	2,760,950	—	(2,707,405)	(6,562,764)	(6,509,219)
November 30, 2015
MLP Energy Fund	—	—	(83,424,797)	(556,020,555)	(639,445,352)
Tactical Plus Fund	—	447,572	(298,924)	3	148,651

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily due to deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

The following information is provided on a tax basis as of June 30, 2016:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) Before Taxes	Net Unrealized Appreciation (Depreciation) After Taxes
Adaptive Growth Fund	$9,986,517	$112,343	$(547,748)	$(435,405)	$(435,405)
Trend Fund	—	—	—	—	—
MLP Energy Fund	1,416,458,159	72,488,095	(291,484,717)	(218,996,622)	(220,483,622)
Tactical Plus Fund	20,980,096	123	—	123	123

Under current tax law, capital losses and specified ordinary losses realized after October 31st and nonspecified ordinary losses incurred after December 31st (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of December 31, 2015, the Funds had the following deferred losses:

	Post-October Capital Loss Deferred	Qualified Late Year Ordinary Loss Deferred	Total
December 31, 2015
Adaptive Growth Fund	$119,229	$210,969	$330,198
November 30, 2015
Tactical Plus Fund	—	298,924	298,924

As of the end of the applicable tax year ended in 2015, the Fund(s) had the following net capital loss carry forwards (“CLCFs”). It is the Board’s intent that the Funds will not distribute any realized gain distributions until the CLCFs have been offset or expire.

	Short-term Amount	Long-term Amount	Total
December 31, 2015
Trend Fund	$2,389,073	$318,332	$2,707,405
November 30, 2015
MLP Energy Fund	53,449,576	29,975,221	83,424,797

At the time of liquidation (see note 1), the MLP Subsidiary, which was a Subchapter C corporation for federal income tax purposes, had a deferred tax liability attributable to unrealized gains on investments which were transferred to the MLP Energy Fund. Accordingly, a deferred tax liability in the amount of $3,689,597 attributable to these “built in gains” (“BIG”) was recorded on the books of the MLP Energy Fund. Federal income tax rules require that the MLP Energy Fund treat any BIG related gains recognized on the transferred assets during the 5 year period following the date of transfer as subject to Subchapter C corporate income taxation to the extent such recognized BIG amounts do not exceed the unrealized gain on the transfer date. If the unrealized gain on the transferred assets is not recognized with the 5 year period following the transfer date, no Subchapter C corporate income taxes will apply to the MLP Energy Fund.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

Components of the MLP Energy Fund’s current and deferred tax liabilities (attributable to the MLP Subsidiary investments) as of June 30, 2016, are as follows:

Deferred tax liability:
Unrealized gain on investment securities	$1,487,000

Total net deferred tax liability	$1,487,000

With respect to the MLP Energy Fund, NOLs are available to be carried back up to two years to offset past taxable income of the MLP Subsidiary or carried forward up to 5 years from the date of the transfer of the investments (the “Holding Period”). SCA does not intend on liquidating these investments prior to the end of the Holding Period. CLCF’s are available to be carried back up to three years to offset past capital gains or carried forward up to five years to offset future capital gains. As of December 31, 2015, the MLP Energy Fund has no CLCF’s and NOLs related to the MLP Subsidiary.

In accordance with U.S. GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of December 31, 2015, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

Fund	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Adaptive Growth Fund	$(1,081,479)	$929,176	$152,303
Trend Fund	492,473	77,902	(570,375)
MLP Energy Fund	(54,022,477)	13,643,076	40,379,401
Tactical Plus Fund	95,115	(62,092)	(33,023)

(5) INVESTMENT TRANSACTIONS

The aggregate cost of security purchases and proceeds from sales of securities (excluding short-term investments) during the period ended June 30, 2016, were as follows:

	Purchases	Sales
Adaptive Growth Fund	$—	$—
Trend Fund	—	—
MLP Energy Fund	272,853,806	154,235,218
Tactical Plus Fund	3,390,963	3,489,831

(6) ADMINISTRATION AGREEMENT

Prior to May 1, 2016, Citi Fund Services Ohio, Inc. (“Citi”) served as administrator to the Funds. In consideration for administrative, accounting, and recordkeeping services, the Funds paid Citi a monthly administration fee based on the aggregate net assets of the Funds. Each Subsidiary fund was charged a fixed annual fee. Under terms of the agreement, the administration fee was waived for the first four months of each series’ operations. Subsequent to the four month waiver, the administration fee was allocated to the Funds based on month-end net assets. Citi also provided the Funds with legal, compliance, and other investor-related services.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

Citibank serves as the Fund’s custodian and is paid monthly based on an annual fee of 0.004% on average daily market value, plus transaction costs.

Effective May 1, 2016, ALPS serves as administrator to the Fund. Under the administration agreement, ALPS is responsible for administrative, accounting and recordkeeping services of the Fund and receives a monthly fee based on the greater of a minimum fee or fees based on the average daily value of the Fund’s net assets. Each Subsidiary fund is charged a fixed annual fee.

(7) DISTRIBUTION AGREEMENT

Foreside Fund Services, LLC, (“Foreside”), serves the Trust as distributor (the “Distributor’’). The Trust has adopted a Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 under the 1940 Act.

Each Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 0.25% and 1.00%, on an annualized basis, of the average daily net assets attributable to Class A and Class C shares, respectively, as compensation for service and distribution-related activities and/or shareholder services with respect to Class A and Class C shares, respectively.

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected in the Statements of Operations as “Administrative services fees.”

(8) RELATED PARTY TRANSACTIONS

In consideration of the advisory and other services provided by each investment advisor, under the terms of the Investment Management Agreement between Salient Advisor and the Adaptive Growth Fund, the Trend Fund, the Tactical Plus Fund and between SCA and the MLP Energy Fund, each Fund, (except for the Tactical Plus Fund), pays its respective advisor a monthly management fee equal to an annual rate of 0.95% of the Fund’s average daily consolidated net assets. The Tactical Plus Fund pays its respective Advisor a monthly management fee equal to an annual rate of 1.45% of the Fund’s average daily net assets.

Each Fund’s investment advisor (except the Tactical Plus Fund’s), has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund to the extent necessary to maintain each Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, acquired fund (Adaptive Growth Subsidiary or Trend Subsidiary) fees, litigation and extraordinary expenses. Each expense limitation agreement expires on July 31, 2017. The Tactical Plus Fund’s investment advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for class I shares, and 1.49% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees, litigation and extraordinary expenses. The Tactical Plus Fund expense limitation agreement for Class F shares expires December 15, 2017 and the expense limitation agreement for Class A, Class C, and Class I shares expires July 31, 2017.

Each Fund’s investment advisor is permitted to recoup expenses that it has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/ reimbursement. The Funds are not obligated to reimburse such expenses beyond three years from the end of such

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

year in which the advisor waived a fee or reimbursed an expense. The table below represents the investment advisor waived expense amounts subject to this potential recoupment arrangement by each Fund for 2016, 2017, 2018 and 2019:

Available recoupments as of June 30, 2016:

Fund	2019	2018	2017	2016
Adaptive Growth Fund	$104,219	$92,467	$34,946	$280,953
Trend Fund	78,417	156,978	124,385	191,802
Tactical Plus Fund	158,820	346,563	58,200	—

(9) FUND OWNERSHIP

As of June 30, 2016, there are entities (including omnibus accounts) that are record owners of more than 5% of the outstanding shares of the Funds. The table below presents the number of accounts owning greater than 5% of the outstanding shares of each Fund and the aggregate percentage owned of the outstanding shares of each Fund.

Fund	Number of Accounts	Aggregate Ownership Percentage
Adaptive Growth Fund	4	92.9%
Trend Fund	3	79.5%
MLP Energy Fund	5	80.6%
Tactical Plus Fund	2	93.9%

(10) AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the six months ended June 30, 2016, the MLP Energy Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment of the MLP Energy Fund in affiliated companies for the six months ended June 30, 2016 were as follows:

MLP Energy Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/2016	Dividend Income^	Realized Gain/(Loss)
Master Limited Partnerships and Related Companies
VTTI Energy Partners LP	2,054,720	180,976	(111,304)	2,124,392	$43,125,158	$—	$(746,105)

^

The MLP Energy Fund received $1,311,461 of dividend income from the affiliated security during the six months ended June 30, 2016. The MLP Energy Fund estimated that approximately 100% of the dividend income received would be treated as return of capital. Net realized gain/(loss) was increased by $33,074 and change in unrealized appreciation/depreciation was increased by $1,278,387, attributable to the recording of such distributions as a reduction in the cost basis of investments.

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

(11) RISK CONSIDERATIONS

The following summary of certain common principal risk factors is not meant to be comprehensive of each Fund’s risks.

(a) GENERAL MARKET RISK

An investment in the Funds’ Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ Shares. An investment in the Funds’ Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

(b) CONCENTRATION RISK

The MLP Energy Fund’s investment portfolio is concentrated in MLPs and energy infrastructure companies in the group of industries that comprise the energy infrastructure sector. The focus of the portfolio on a specific industry or industries within the energy infrastructure sector may present more risks than if the portfolio were broadly diversified over numerous sectors of the economy. A downturn in one or more industries within the energy infrastructure sector would have a larger impact on the MLP Energy Fund than on an investment company that does not concentrate solely in MLPs and energy infrastructure companies. To the extent that the MLP Energy Fund invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the MLP Energy Fund may be more susceptible than more widely diversified investment companies to any single economic, political, or regulatory occurrence.

(c) CURRENCY RISK

Currency risk refers to the possibility that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions.

(d) LEVERAGE RISK

Financial leverage represents the leveraging of the Funds’ investment portfolio. The use of leverage can amplify losses. Unless the income and capital appreciation, if any, on securities acquired with the proceeds from financial leverage exceed the costs of such financial leverage, the use of leverage could cause the Funds’ net asset value to decline. When financial leverage is used, the net asset value and market value of the Funds’ Shares will be more volatile. There is no assurance that the Funds’ use of financial leverage will be successful.

(e) DERIVATIVES RISK

The Funds may purchase and sell derivative instruments (including, but not limited to, options, futures contracts, forward foreign currency exchange contracts and swap agreements). The use of derivatives has risks,

SALIENT MF TRUST

Notes to Financial Statements, continued

June 30, 2016

(Unaudited)

including high price volatility, government intervention, non-performance by the counterparty, the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and the illiquidity of the derivative investments. Furthermore, the ability to successfully use these techniques depends on Salient Advisor’s and SCA’s ability to predict pertinent market movements, which cannot be assured. The use of derivatives may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that the Funds might otherwise sell. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to derivative transactions are not otherwise available to the Funds for investment purposes.

(f) EXCHANGE-TRADED FUND RISK

The Funds may invest in exchange-traded funds. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Funds pay more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risks that the Funds’ NAV is reduced for undervalued ETFs they hold, and that the Funds receive less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that an ETF may not be able to replicate exactly the performance of the index it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by the applicable index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match its performance. To the extent that the Funds invest in ETFs, there will be some duplication of expenses because the Funds would bear their pro-rata portion of such ETFs’ advisory fees and operational expenses.

(12) SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2016.

SALIENT MF TRUST

Supplemental Information

June 30, 2016

(Unaudited)

Trustees and Officers

The Funds’ operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement as established by the Board. The Board appoints the officers of the Funds who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees and Officers

The Funds pay each Trustee who is not an “interested person” of the Advisor, as defined in the 1940 Act (the “Independent Trustees”) an allocated portion of the following amounts: an annual retainer of $60,000, paid quarterly, a Board meeting fee of $25,000 for attending four quarterly meetings, a fee of $3,750 for attendance in person at a special Board meeting, a fee of $1,500 for attendance by telephone at a special Board meeting, an annual fee of $1,000 for membership on the audit committee, compliance committee, and nominating committee. The Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receives an annual fee of $25,000, $12,500, $7,500 and $7,500, respectively paid quarterly. There are currently ten Independent Trustees. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

Form N-Q Filings

The Funds file complete Schedules of Investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Forward-Looking Statements

This report contains “forward-looking statements” within the meaning of the Securities Act of 1933 and the Securities Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Funds’ actual results are the performance of the portfolio of investments held by each Fund, the conditions in the U.S. and international financial, petroleum and other markets, and other factors discussed in filings with the Securities and Exchange Commission.

Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling (800) 809-0525; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 of any year will be made available on or around August 30 of that year (i) without charge, upon request by calling (800) 809-0525; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

SALIENT MF TRUST

Supplemental Information, continued

June 30, 2016

(Unaudited)

Statement of Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available upon request without charge by calling (800) 809-0525 or by visiting the Securities and Exchange Commission website at http://www.sec.gov.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 26, 2016, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of the Investment Management Agreements between Salient MF Trust (the “Trust”), on behalf of its series Salient Adaptive Growth Fund (prior to May 1, 2016 the Salient Risk Parity Fund), Salient Trend Fund and Salient Tactical Plus Fund (prior to May 1, 2016 the Salient Broadmark Tactical Plus Fund) (each a “Fund,” and together, the “Funds”), and Salient Advisors, L.P. (“Salient Advisors”) (“Salient Advisors Agreement”), as well as between the Trust, on behalf of its series Salient MLP & Energy Infrastructure Fund (prior to May 1, 2016 the Salient MLP & Energy Infrastructure Fund II) (also, a “Fund,” and together the “Funds”), and Salient Capital Advisors, LLC (“Salient Capital”) (“Salient Capital Agreement,” and together with the Salient Advisors Agreement, the “Advisory Agreements”).

In preparation for review of the Advisory Agreements, the Board requested each of Salient Advisors and Salient Capital (the “Advisors”) to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreements. The Independent Trustees met in-person in executive session prior to the meeting to review and discuss aspects of these materials. At the request of the Independent Trustees, the Advisors made presentations and responded to questions from the Independent Trustees. The Board, including the Independent Trustees, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Trustees were assisted at all times by independent counsel.

Following the Board’s review, the Independent Trustees met in executive session, and reported that they had concluded that the Advisory Agreements should enable the Funds to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that prudent exercise of judgment warranted the approval of the Advisory Agreements. It also was noted that the Board’s decision to approve the Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services to be provided. With respect to the Advisory Agreements, the Board considered: the background and experience of key investment personnel and the Advisors’ ability to retain them; the Advisors’ focus on analysis of complex asset categories; the Advisors’ disciplined investment approach and commitment to investment principles; the Advisors’ significant investment in and commitment to personnel; the Advisors’ significant compliance efforts and risk and general oversight; and the Advisors’ oversight of and interaction with service providers. The Board determined that the Advisor had, when necessary, taken steps to address any underperformance. The Board concluded that the nature, extent and quality of the management and advisory service to be provided were appropriate and thus support a decision to approve the Advisory Agreements.

The investment performance of the Funds. The Board evaluated the historical performance of the Funds, and comparative information provided regarding the Funds’ investment performance and information on the

SALIENT MF TRUST

Supplemental Information, continued

June 30, 2016

(Unaudited)

performance of other investment funds and various indices. The Board also considered the various performance reports received throughout the year, showing variability of returns over the course of the year. The Board noted that, as a general matter, the Funds had periods of both underperformance and outperformance. On the basis of the Board’s assessment, the Board concluded that the Advisor was capable of generating a level of long-term investment performance that is appropriate in light of the various Funds’ investment objectives, policies and strategies. Specifically, the Board noted that: with respect to the Risk Parity Fund, the fund underperformed its index and competitor funds, however, its performance was comparable to competitor funds on a volatility-adjusted basis; with respect to the Trend Fund, the fund slightly underperformed its competitor funds and it outperformed its index; with respect to the MLP & Energy Infrastructure Fund, the fund underperformed its index and competitor funds; and with respect to the Tactical Plus Fund, the fund underperformed its index and competitor funds.

The cost of advisory service to be provided and profits to be realized by the Advisor. In analyzing the cost of services and profitability of the Advisors, the Board considered the revenues and expenses of the Advisors and each Fund’s size. The Board took into account the significant investment by and cost to the Advisors regarding investment management infrastructure to support the Funds and other support for investors. In addition, the Board recognized the subjective nature of determining profitability. Further, the Independent Trustees recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. On the basis of the Board’s review of the fees charged by the Advisors for investment advisory and related services, the specialized nature of the Funds’ investment programs, the Advisors’ financial information, and the costs associated with managing the Funds, the Board concluded that the level of investment management fees is appropriate in light of the services provided and the management fees and overall expense ratios of comparable funds and other clients of the Advisors.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale. While noting that the management fees will not decrease as the level of the Funds’ assets increase, the Board noted the expense limitation agreements in place, and concluded that each Fund’s management fee is reasonable and reflects its investments. The Board noted that it will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, as well as the appropriateness of management fees payable to the Advisors.

Benefits (such as soft dollars) to the Advisor from its relationship with the Funds. The Board concluded that other benefits derived by the Advisors from their relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of the Funds and its shareholders. In this regard, the Board noted that the Advisors may not realize significant if any “soft dollar” benefits from their relationship with the Funds and generally do not accept or utilize soft dollars.

Other considerations. The Board determined that the Advisors have made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of service, as well as the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders.

Privacy Policy

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

Independent Trustees

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Julie Allecta

A. John Gambs

Cecilia H. Herbert

Haig G. Mardikian

Interest Trustees and Officers

John A. Blaisdell, Trustee and Principal Executive Officer

Jeremy L. Radcliffe, Trustee and Secretary

Christopher R. Arnold, Trustee and Principal Financial Officer

Paul A. Bachtold, Chief Compliance Officer

Robert S. Naka, Vice President

Investment Advisors

Salient Advisors, L.P.

Houston, TX

Salient Capital Advisors, LLC

Houston, TX

Investment Sub-Advisor

Broadmark Asset Management LLC

New York, NY

Fund Administrator

ALPS Fund Services, Inc.

Denver, CO

Transfer Agent

FIS Investor Services, LLC

Columbus, OH

Custodian

Citibank, N.A.

New York, NY

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

Distributor

Foreside Fund Services LLC

Portland, ME

Salient®

4265 San Felipe
8th Floor
Houston, TX 77027

800-994-0755

www.salientpartners.com

06/16

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments as of the close of the reporting period are included in the report to the shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SALIENT MF TRUST

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 29, 2016

By:	/s/ Christopher R. Arnold
Christopher R. Arnold
Principal Financial Officer

Date:	August 29, 2016

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